                                       Securities Act Registration No. 333-11797
                               Investment Company Act Registration No. 811-07805

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 15, 1998


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933|_|
                        PRE-EFFECTIVE AMENDMENT NO. 3 |X|
                        ---------------------------------
                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940|_|
                               Amendment No. 3 |X|


                        NATIONWIDE ASSET ALLOCATION TRUST
               (Exact Name of Registrant as Specified in Charter)

                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                (Address of Principal Executive Office)(Zip Code)

       Registrant's Telephone Number, including Area Code: (614) 249-7111

                                               Send Copies of Communications to:
MS. RAE I. MERCER                                 ELIZABETH A. DAVIN
ONE NATIONWIDE PLAZA                              DRUEN, RATH & DIETRICH
COLUMBUS, OHIO 43215                              ONE NATIONWIDE PLAZA
(NAME AND ADDRESS OF AGENT FOR SERVICE)           COLUMBUS, OHIO 43215


 Approximate Date of Proposed Public Offering: (Upon the effective date of this Registration Statement: January 16, 1998 requested)

In accordance with Rules 24f-1 and 24f-2 under the Investment Company Act of 1940, upon the effective date of its registration statement, the Registrant shall be deemed to have registered an indefinite amount of securities and will pay registration fees no later than 90 days after its fiscal year end.


The Registrant hereby amends this Registration Statement Under the Securities Act of 1933 on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.


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                        NATIONWIDE ASSET ALLOCATION TRUST

                            THE AGGRESSIVE PORTFOLIO
                       THE MODERATELY AGGRESSIVE PORTFOLIO
                             THE MODERATE PORTFOLIO
                      THE MODERATELY CONSERVATIVE PORTFOLIO
                           THE CONSERVATIVE PORTFOLIO
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                              CROSS REFERENCE SHEET

N-1A Item No.                                                          Location
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
                                     PART A

Item 1.           Cover Page                                           Cover Page
Item 2.           Synopsis                                             Highlights
Item 3.           Condensed Financial Information                      *
Item 4.           General Description of Registrant                    Investment Objectives and  Policies;
                                                                       Description of the Underlying Funds
                                                                       and Other Permissible Investments
Item 5.           Management of the Fund                               Management of the Trust
Item 5A.          Management's Discussion of Fund                      *
                  Performance
Item 6.           Capital Stock and Other Securities                   Additional Information; Tax Status
Item 7.           Purchase of Securities Being Offered                 Investment in Fund Shares; Net
                                                                       Income and Distributions
Item 8.           Redemption or Repurchase                             Share Redemption
Item 9.           Pending Legal Proceedings                            *

                                     PART B

Item 10.          Cover Page                                           Cover Page
Item 11.          Table of Contents                                    Table of Contents
Item 12.          General Information and History                      General Information and History
Item 13.          Investment Objectives and Policies                   Investment Objectives and Policies;
                                                                       Investment Restrictions
Item 14.          Management of the Registrant                         Trustees and Officers of the Trust
Item 15.          Control Persons and Principal                        Major Shareholders
                  Holders of Securities
Item 16.          Investment Advisory and Other                        Investment Advisory and Other
                  Services                                             Services
Item 17.          Brokerage Allocation                                 Brokerage Allocation

                                       i


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
Item 18.          Capital Stock and Other Securities                   Additional Information
Item 19.          Purchase, Redemption and Pricing of                  Purchases, Redemptions and Pricing
                  Securities Being Offered                             of Shares
Item 20.          Tax Status                                           Tax Status
Item 21.          Underwriters                                         *
Item 22.          Calculation of Performance Data                      Calculating Yield and Total Return
Item 23.          Financial Statements                                 *

                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.






























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* Not applicable or negative answer.


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PROSPECTUS
January      , 1998

                          Shares of Beneficial Interest
                        NATIONWIDE ASSET ALLOCATION TRUST

                            THE AGGRESSIVE PORTFOLIO
                       THE MODERATELY AGGRESSIVE PORTFOLIO
                             THE MODERATE PORTFOLIO
                      THE MODERATELY CONSERVATIVE PORTFOLIO
                           THE CONSERVATIVE PORTFOLIO

                              One Nationwide Plaza
                              Columbus, Ohio 43215
                      For Information and Assistance, Call
                                 (614) 249-____

         Nationwide Asset Allocation Trust (the "Trust") (collectively, "Nationwide Professionally Managed Portfolios") is an open-end management investment company organized under the laws of Ohio, by a Declaration of Trust, dated September 9, 1997. The Trust currently offers shares in the five separate nondiversified funds (each known as a "Nationwide Professionally Managed Portfolio" or a "Portfolio"), each of which is a separately managed non-diversified portfolio with its own investment objective and policies. The shares of each Portfolio are sold only to life insurance company separate accounts to fund the benefits of variable annuity contracts or life insurance policies.

         Each Portfolio seeks to maximize total investment return (i.e., capital growth and income) subject to the investment restrictions and asset allocation policies described in this Prospectus. Each Portfolio has been constructed as a "fund of funds" which means that it pursues its investment objective primarily by allocating its investments among other mutual funds (the "Underlying Funds"). The Underlying Funds will include portfolios advised by the Portfolios' investment adviser, Nationwide Advisory Services, Inc. ("NAS"), (the "Proprietary Funds"), as well as other mutual funds which are not affiliated with the Funds or NAS (the "Unaffiliated Funds"). Each of the Nationwide Professionally Managed Portfolios, except The Aggressive Portfolio will also invest in a fixed interest contract issued by Nationwide Life Insurance Company (the "Nationwide Contract").

         This Prospectus provides you with the basic information you should know before investing in the Portfolios. You should read it and keep it for future reference. A Statement of Additional Information, dated January , 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. You can obtain a copy without charge by calling (614) 249- ____, or by writing Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   HIGHLIGHTS


WHAT ARE NATIONWIDE PROFESSIONALLY MANAGED PORTFOLIOS?   The Portfolios
are designed to help achieve an investor's retirement savings objectives through asset allocation and to maximize long-term total returns at an acceptable level of risk. Investors can select one of five Portfolio options with a range of overall investment objectives. Through exchanges among the Portfolios, investors will be able to adjust their investment strategies as factors such as risk tolerance or time horizon change. It is anticipated, however, that an investor will move into progressively more conservatively managed portfolios as he or she nears retirement. The Portfolios invest primarily in Underlying Funds representing different combinations of stocks, bonds, and other securities and reflecting varying degrees of potential investment risk and reward. Each of the Portfolios, except The Aggressive Portfolio, will also invest in the Nationwide Contract which is a fixed interest contract issued by Nationwide Life Insurance Company; within the Portfolios, the stable nature of the Nationwide Contract should reduce a Portfolio's volatility to achieve an investor's desired overall objective.

WHAT ARE THE PORTFOLIOS' INVESTMENT OBJECTIVES? Investors may select a Nationwide Professionally Managed Portfolio, based on personal objectives, time horizons, risk tolerances, and financial circumstances.

The Aggressive Portfolio --         Seeks to provide growth of capital. It will
                                    invest in Underlying Funds which invest
                                    primarily in equity securities ("Equity
                                    Funds"). It is generally appropriate for investors seeking higher returns over an investment time horizon of at least 15 years and having a higher tolerance for market fluctuations.


The Moderately
Aggressive Portfolio --             Seeks to provide growth of capital. It will
                                    invest primarily in Equity Funds, but the Portfolio will attempt to reduce its volatility by also investing in the Nationwide Contract and Proprietary Funds which invest primarily in fixed income securities ("Bond Funds"). It is generally appropriate for moderate investors seeking high returns over an investment time horizon of at least 15 years or for more aggressive investors with an investment time horizon of 10 to 15 years.


The Moderate Portfolio --           Seeks both growth of capital and income. It
                                    will also invest primarily in Equity Funds, but will invest a significant percentage of its assets in the Nationwide Contract and Bond Funds. It is generally appropriate for moderate investors seeking moderate returns over an investment time horizon of between 10 and 15 years, as well as more conservative investors with an investment time horizon of at least 15 years and more aggressive investors with an investment time horizon of 5 to 10 years.

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The Moderately
Conservative Portfolio --           Seeks income and, secondarily, long term
                                    growth of capital. It will generally invest half of its assets in Equity Funds with the remainder in the Nationwide Contract and Bond Funds. It is generally appropriate for moderate investors seeking generally lower fluctuations in principal combined with some of the upside potential of equity investments over an investment time horizon of between 5 and 10 years, as well as more conservative investors with an investment time horizon of between 10 and 15 years and more aggressive investors with an investment time horizon of less than 5 years.

The Conservative Portfolio --       Seeks income and, secondarily, long term
                                    growth of capital. It will invest primarily in a combination of the Nationwide Contract and Bond Funds, with a smaller investment in Equity Funds. It is generally appropriate for investors seeking low fluctuations in principal over an investment time horizon of less than 5 years, as well as more conservative investors with an investment time horizon of between 5 and 10 years.


WHAT ARE THE BENEFITS OF THE NATIONWIDE PROFESSIONALLY MANAGED PORTFOLIOS? Each Portfolio will provide the following benefits for the investor:

-   ease of fund selection
- asset allocation including periodic fund rebalancing reflecting each Portfolio's overall objectives
- diversified management resulting from the diversification in the Underlying Funds.

RISK FACTORS AND SPECIAL CONSIDERATIONS: The assets of each Portfolio are invested primarily in Underlying Funds, so each Portfolio's investment performance is directly related to the investment performance of the Underlying Funds held. The ability of each Portfolio to meet its investment objective is directly related to the ability of the Underlying Funds to meet their objectives, as well as to the allocation among the Underlying Funds by NAS. There can be no assurance that the investment objective of any Portfolio or any Underlying Fund will be achieved.

The value of the Underlying Funds' investments, and thus the net asset value of the Portfolios will fluctuate in response to changes in market and economic conditions, as well as the financial condition and prospects of issuers in which the Underlying Funds invest. For a description of the risks involved in an investment in the Portfolios, see "Investment Objectives and Policies," "Description of the Underlying Funds and Other Permissible Investments" and the Appendix to this Prospectus.

WHO PROVIDES MANAGEMENT SERVICES TO THE NATIONWIDE PROFESSIONALLY
MANAGED PORTFOLIO? Nationwide Advisory Services, Inc., a subsidiary of Nationwide Life Insurance Company ("Nationwide"), provides investment advisory, administrative and accounting services to each Portfolio. For these services, NAS is entitled to a fee. NAS also serves as investment adviser and provides administrative services for the Proprietary Funds. Several of the Proprietary Funds, however, may be subadvised by one or more subadvisers.

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HOW DO YOU PURCHASE THE NATIONWIDE PROFESSIONALLY MANAGED PORTFOLIOS? Currently,
shares of the Portfolios are sold only to life insurance company separate accounts ("Accounts") to fund the benefits of variable life insurance policies or annuity contracts ("Contracts") issued by Nationwide or one of its affiliated life insurance companies. The Accounts purchase shares of each Portfolio at net asset value in accordance with variable account allocation instructions received from owners of the Contracts. The Portfolio then uses the proceeds to buy securities for its portfolio. Each of the Accounts, as a shareholder, has an ownership interest in a Portfolio's investments.

DO THE NATIONWIDE PROFESSIONALLY MANAGED PORTFOLIOS CHARGE A SALES LOAD TO INVESTORS? The Portfolios will not charge a sales load for the purchase of its shares or any 12b-1 fees; however, a contingent deferred sales charge may be incurred at the time a Contract is terminated. Although the Portfolios may invest in shares of Underlying Funds that normally charge sales loads, Portfolio will not pay a sales load to buy these Underlying Funds; instead the Portfolio will use quantity discounts or waivers to avoid paying a sales load. A Portfolio may however, purchase Underlying Funds which charge 12b-1 fees, and indirectly bear the cost of these fees.

EXPENSE SUMMARY -- Each of the Portfolios will incur a management fee of 0.50% of average daily net assets. Under the Investment Advisory and Administration Agreement with each Portfolio, however, NAS will bear all expenses of each Portfolio other than the management fee and any extraordinary expenses.

Each Portfolio will indirectly bear its pro rata share of the fees and expenses incurred by the Underlying Funds, and the investment returns of each Portfolio will be net of the expenses of both the Underlying Funds and of the Portfolio.


                       INVESTMENT OBJECTIVES AND POLICIES


INVESTMENT OBJECTIVES: The objective of each of the Portfolios, which is fundamental, is to maximize total investment return (i.e., capital growth and income) subject to the investment restrictions and asset allocation policies described in this prospectus. The Portfolios will maximize total investment return as more specifically described in the following objectives which are non-fundamental and can be changed without the approval of a Portfolio's shareholders:

- The Aggressive and Moderately Aggressive Portfolios seek to provide growth of capital. The Moderately Aggressive Portfolio will attempt to reduce its volatility by also investing in Bond Funds and the Nationwide Contract.
- The Moderate Portfolio seeks both growth of capital and income.
- The Moderately Conservative and Conservative Portfolios each seek income and secondarily, long term growth of capital. The Moderately Conservative Portfolio will seek this objective with a greater concentration in Equity Funds.

There is no assurance that each Portfolio will achieve its stated objectives. The investment objective of each Portfolio is fundamental, and so cannot be changed without the approval of a majority of each Portfolio's shareholders.

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BENEFITS OF ASSET ALLOCATION: As described above, the Portfolios are designed to help achieve an investor's retirement savings objectives through asset allocation and to maximize long-term total returns at an acceptable level of risk. Investors can select one of five Portfolio options with a range of overall investment objectives. Through exchanges among the Portfolios, investors will be able to adjust their investment strategies as factors such as risk tolerance or time horizon change. By investing in one of the Portfolios, an investor can consolidate his or her investment decisions and reduce the need to monitor the allocation of his or her assets within asset categories.

Each of the Portfolios invests in particular Underlying Funds suited to that Portfolio's investment objective. The allocation of assets among the Underlying Funds within each Portfolio is determined by NAS based on varying degrees of potential investment risk and reward. Because the assets will be adjusted periodically within predetermined ranges that will attempt to ensure broad diversification, there generally will not be any sudden large scale changes in the allocation of a Portfolio's investments among the investment categories. The Portfolios are not designed as a market timing vehicle, but rather as a simple and conservative approach to helping investors meet retirement goals.

The selection of the Underlying Funds in which the Portfolios will invest, as well as the percentage of assets which can be invested in each type of Underlying Fund, are not fundamental investment policies and can be changed without the approval of a Portfolio's shareholders. A change to the percentage ranges for the types of Underlying Funds shown below does, however, require the approval of the Trust's Board of Trustees.

The following are the expected asset allocation for each Portfolio:

The Aggressive Portfolio
         Equity Funds    100%
                  Aggressive Growth Funds 40% (can range from 30% to 50%) Growth Funds 40% (can range from 30% to 50%)
                  Growth & Income Funds 20% (can range from 10% to 30%)

The Moderately Aggressive Portfolio
         Equity Funds    80%
                  Aggressive Growth Funds 30% (can range from 20% to 40%) Growth Funds 30% (can range from 20% to 40%)
                  Growth & Income Funds 20% (can range from 10% to 30%) Bond Funds 10% (can range from 0% to 20%)
         Nationwide Contract 10% (can range from 0% to 20%)

The Moderate Portfolio
         Equity Funds    70%
                  Aggressive Growth Funds 20% (can range from 10% to 30%) Growth Funds 20% (can range from 10% to 30%)
                  Growth & Income Funds 30% (can range from 20% to 40%) Bond Funds 20% (can range from 10% to 30%)
         Nationwide Contract 10% (can range from 0% to 20%)

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The Moderately Conservative Portfolio
         Equity Funds    50%
                  Aggressive Growth Funds 10% (can range from 0% to 20%) Growth Funds 10% (can range from 0% to 20%)
                  Growth & Income Funds 30%(can range from 20% to 40%) Bond Funds 30% (can range from 20% to 40%)
         Nationwide Contract 20% (can range from 10% to 25%)

The Conservative Portfolio
         Equity Funds    30%
                  Growth Funds 10% (can range from 0% to 20%)
                  Growth & Income Funds 20% (can range from 10% to 30%) Bond Funds 45% (can range from 35% to 55%)
         Nationwide Contract 25% (can range from 15% to 25%)

WHO SHOULD INVEST IN EACH NATIONWIDE PROFESSIONALLY MANAGED PORTFOLIO? When choosing a Portfolio, an investor has to weigh the investment risk of the Portfolio against the possibility of reward; generally the greater the potential long term reward of the Portfolio, the greater potential risk of account value fluctuation. As discussed below, investors with longer investment time horizons and a higher tolerance for market fluctuations, therefore, may be comfortable investing in more aggressive funds which may provide a higher long-term return.

The Aggressive Portfolio            It is generally appropriate for investors
                                    seeking high returns over an investment time horizon of at least 15 years and having a higher tolerance for market fluctuations.

The Moderately
Aggressive Portfolio                It is generally appropriate for moderate
                                    investors seeking high returns over an
                                    investment time horizon of at least 15 years or for more aggressive investors with an investment time horizon of 10 to 15 years.

The Moderate Portfolio              It is generally appropriate for moderate
                                    investors seeking moderate returns over an investment time horizon of between 10 and 15 years, as well as more conservative investors with an investment time horizon of at least 15 years and more aggressive investors with an investment time horizon of 5 to 10 years.

The Moderately
Conservative Portfolio              It is generally appropriate for moderate
                                    investors seeking lower fluctuations in
                                    principal combined with some of the upside potential of equity investments over an investment time horizon of between five and 10 years, as well as more conservative investors with an investment time horizon of between 10 and 15 years and more aggressive investors with an investment time horizon of less than 5 years.


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The Conservative Portfolio          It is generally appropriate for investors
                                    seeking low fluctuations in principal over an investment time horizon of less than 5 years, as well as more conservative investors with an investment time horizon of between 5 and 10 years.


            DESCRIPTION OF THE UNDERLYING FUNDS AND OTHER PERMISSIBLE
                                   INVESTMENTS

PROPRIETARY FUNDS


The Trust may invest in the securities of the Proprietary Funds listed below. NAS is adviser for all the Proprietary Funds. NAS has employed subadvisers for certain of the Proprietary Funds as indicated in the descriptions:

Nationwide Small Company Fund is an aggressive growth fund which seeks long-term growth of capital. The Fund invests primarily in equity securities of small market capitalization companies. The Fund anticipates that under normal market conditions, it will invest at least 65% of its assets in equity securities (common stocks, preferred stocks (both convertible and non-convertible), warrants and rights) of domestic and foreign companies with market capitalizations of less than $1 billion. The Fund may also invest in securities of emerging growth companies, some of which may have market capitalizations over $1 billion. The Fund's investment adviser has hired five subadvisers for the Fund, each of which utilize a different investment style. In this way, the investment adviser hopes to increase prospects for investment return and to reduce market risk and volatility.

Nationwide Growth Fund is a growth fund which seeks to achieve long-term capital appreciation without emphasis on current return. In order to achieve its objectives, the Nationwide Growth Fund invests in a common stocks portfolio of companies of all sizes.

The Nationwide Fund is a growth and income fund which seeks total return from a flexible combination of current income and capital appreciation. In order to achieve this objective, Nationwide Fund invests in securities which provide a combination of current income and the possibility of capital gains and seeks to maximize shareholder returns through a diversified portfolio where the primary emphasis is given to common stocks.

Nationwide Separate Account Trust Total Return Fund is a growth and income fund which seeks to obtain a reasonable, long-term total return (i.e., earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments and bonds, with a primary emphasis on common stocks.

Nationwide Separate Account Trust Capital Appreciation Fund is a growth fund which seeks to meet its objectives primarily through a diversified portfolio of the common stocks of companies which the portfolio manager determines have a better-than-average potential for sustained capital growth over the long term.



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Nationwide Income Fund is a bond fund which seeks to provide current income by investing in fixed income securities. The Fund will invest primarily in investment grade bonds and other fixed income securities with varying maturities.

Nationwide Bond Fund is a bond fund which seeks to generate a high level of income, consistent with capital preservation, through investment in high-quality bonds and other fixed income securities. This is accomplished by investing primarily in corporate debt instruments, although the Fund may also invest in government obligations, mortgage-backed securities and short-term obligations.

Nationwide Balanced Fund is subadvised by Salomon Brothers Asset Management, Inc. The Fund is a growth and income fund which primarily seeks above average income compared to a portfolio entirely invested in equity securities. The Fund's secondary objective is to take advantage of opportunities for growth of capital and income. The Fund seeks its objective primarily through investments in a broad variety of securities, including equity securities, fixed-income securities and short-term obligations. Under normal market conditions, it is anticipated that the Fund will invest at least 40% of the Fund's total assets in equity securities and at least 25% in fixed-income senior securities. The Fund's subadviser, Salomon Brothers Asset Management, Inc., will have discretion to invest in the full range of maturities of fixed income securities. Generally, most of the Fund's long-term debt investments will consist of "investment grade" securities; but the Fund may invest up to 20% of its net assets in non-convertible fixed-income securities rated below investment grade or determined by the subadviser to be of comparable quality. These securities are commonly known as junk bonds. In addition, the Fund may invest an unlimited amount in convertible securities rated below investment grade.

Nationwide Equity Income Fund is subadvised by Federated Investment Counseling. The Fund is a growth and income fund which seeks above-average income and capital appreciation by investing at least 65% of its assets in income-producing equity securities. Such equity securities include common stocks, preferred stocks, and securities (including debt securities) that are convertible into common stocks. The portion of the Fund's total assets invested in each type of equity security will vary according to the Fund's subadviser's assessment of market, economic conditions and outlook.

Nationwide Global Equity Fund is subadvised by J.P. Morgan Investment Management Inc. The Fund is an aggressive growth fund which seeks to provide high total return from a globally diversified portfolio of equity securities. Total return will consist of income plus realized and unrealized capital gains and losses. The Fund seeks its investment objective through country allocation, stock selection and management of currency exposure. Under normal market conditions, J.P. Morgan Investment Management Inc., intends to keep the Fund essentially fully invested with at least 65% of the value of its total assets in equity securities consisting of common stocks and other securities with equity characteristics such as preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests and equity participations. The Fund's primary equity instruments are the common stock of companies based in the developed countries around the world. The assets of the Fund will ordinarily be invested in the securities of at least five different countries.

Nationwide S&P 500 Index Fund is subadvised by The Dreyfus Corporation. The Fund is a growth fund, and its investment objective is to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard and Poor's 500 Composite Stock Price Index ("Index"). The Fund attempts to duplicate the investment results of the Index, which is composed of 500 selected common stocks, most of which are listed on the New York

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Stock Exchange.  Under normal conditions, the Fund will be 80% invested in stocks that comprise the Index.

Nationwide Select Advisers Mid Cap Fund is subadvised by First Pacific Advisors, Inc., Pilgrim Baxter & Associates, Ltd., and Rice, Hall, James & Associates. The Fund is a growth fund which seeks capital appreciation by investing primarily in equity securities of medium-sized companies (market capitalization between $500 million and $7 billion); under normal market conditions, the Fund will invest in equity securities consisting of common stock, preferred stock and securities convertible into common stocks, including convertible preferred stock and convertible bonds. NAS has chosen the Fund's subadvisers because they utilize a number of different investment styles. In utilizing these different styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.

Nationwide Small Cap Value Fund is subadvised by The Dreyfus Corporation. The Fund is an aggressive growth fund which seeks capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets will be invested in equity securities of companies with market capitalizations at the time of purchase of between $200 million and $2.5 billion. The Fund will invest in equity securities of domestic and foreign issuers characterized as "value" companies according to criteria established by Dreyfus, the Fund's subadviser.

Nationwide Strategic Growth Fund is subadvised by Strong Capital Management Inc. The Fund is a growth fund which seeks capital growth by investing primarily in equity securities that the Fund's subadviser believes have above-average growth prospects. The Fund will generally invest in companies whose earnings are believed to be in a relatively strong growth trend, and to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate to long-term corporate or U.S.
Government debt securities.

Nationwide Strategic Value Fund is subadvised by Strong Capital Management Inc. who has subcontracted with Schafer Capital Management Inc. The Fund is a growth and income fund which seeks primarily long-term capital appreciation; current income is a secondary objective. The Fund seeks to meet its objectives by investing in securities which are believed to offer the possibility of increase in value, primarily common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase in relation to investment value. Other than considered appropriate for cash reserves, the Fund will generally maintain a fully invested position in common stocks of publicly-held companies, primarily in stocks of companies listed on a national securities exchange or other equity securities (common stock or securities convertible into common stock). Investments may also be made in debt securities which are convertible into common stocks and in warrants or other rights to purchase common stock, which in such case are equity securities by the Fund.

The investment objectives and policies of the Nationwide Growth Fund, Nationwide Bond Fund and Nationwide Fund will be revised slightly if shareholders approve a reorganization in which a new

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shell fund will acquire all of the assets and assume all of the liabilities of each existing fund in exchange for shares of the new shell fund. If approved, it is anticipated that the reorganization will occur on or about March 1, 1998.


UNAFFILIATED FUNDS


The Portfolios may invest a portion of their assets in Unaffiliated Funds which are not affiliated with the Portfolios or NAS. Investment by all of the Portfolios together is limited to the purchase of only up to 3% of the total outstanding securities of any one Unaffiliated Fund. In addition, the 1940 Act provides that an Unaffiliated Fund whose shares are purchased by a Portfolio is obliged to redeem shares held by the Portfolio only in an amount up to 1% of the Unaffiliated Fund's outstanding securities during any period of less than 30 days. Accordingly, shares held by a Portfolio in excess of 1% of an Unaffiliated Fund's outstanding securities will be considered illiquid, and therefore, together with other such securities, may not exceed 15% of that Portfolio's net assets. In light of these legal constraints on buying and selling shares of Unaffiliated Funds, investors should realize that occasions may arise when NAS might not take advantage of certain opportunities to invest in an Unaffiliated Fund, and may seek suitable alternatives. The Portfolios are not limited to such percentages when purchasing Proprietary Funds because NAS and the Trust have obtained an exemptive order from the Securities and Exchange Commission (the "Commission") which allows the Portfolio to invest in Proprietary Funds in excess of such limitations.

Some Unaffiliated Funds may elect to make payment for the redemption of shares by a distribution in kind of securities from its portfolio, instead of in cash. If a Portfolio receives securities as part of an in kind redemption from an Underlying Fund, the Portfolio may receive and hold such securities if NAS believes it is in the best interest of shareholders, whether or not the purchase of such securities would have been permitted by the investment objectives and policies of the Portfolio.

It is anticipated that the Portfolios will invest in a number of diversified and non-diversified Unaffiliated Funds. At this time, NAS anticipates selecting the Unaffiliated Funds from funds managed by certain identified investment advisers and families of funds. The Unaffiliated Funds will be primarily equity funds, with a variety of investment styles, including equity index funds. The investment objectives of these Unaffiliated Funds will range from aggressive growth to growth to growth and income. Aggressive growth funds generally seek rapid growth of capital, with no current income. Growth funds generally seek long-term capital appreciation, and current income, if considered at all, is a secondary objective. Growth and income funds generally seek long-term capital appreciation in addition to current income and dividend growth. Each of these types of funds may attempt to meet their objective by investing primarily in small to large sized domestic and foreign companies.

The securities that these Unaffiliated Funds might hold may include, but are not limited to, common and preferred stock, convertible securities, rights and warrants, short term instruments and various fixed income securities. In certain instances, some of the Unaffiliated Funds may also buy or sell interest rate futures contracts relating to debt securities and/or write or buy put and call options relating to interest rate futures contracts. In addition, the Unaffiliated Funds may use a variety of investment techniques. The holdings of these Unaffiliated Funds will vary based upon the different investment objectives and policies of each Unaffiliated Fund. See the Appendix which includes the Description of Permissible Underlying Fund Investments.

NAS will select the Unaffiliated Funds based on a variety of factors including, but not limited to, investment style and objective, total return performance, asset size, industry rankings, operational data and various portfolio statistics.

Characteristics of Equity Index Funds -- The Portfolios intend to invest in underlying equity index funds, which may represent indices such as the Standard & Poor's 500 Composite Stock Price Index (or a portion of such index, i.e., S&P/BARRA Value Index or S&P/BARRA Growth Index) or the Russell 2000 Small Stock Index. Index funds are not managed according to traditional methods of active investment management, which involve buying and selling securities based upon economic, financial and market analyses and investment judgment. Instead, index funds attempt to provide investment results that parallel an index through statistical procedures. These statistical procedures are expected to enable a fund to track the index's performance and thus are expected to provide a highly predictable return relative to a fund's benchmark.


Index funds attempt to parallel the performance, before fund level expenses, of a broad market index. In some situations an index fund's adviser may attempt to duplicate the investment results by investing in all of the stocks included in the index and in approximately the same proportions as they are represented in the index. In other situations such as when an index contains a very large number of securities, an index fund's adviser may use statistical sampling techniques to choose which stocks to invest in. This type of process selects stocks so that various industry weightings, market capitalizations and fundamental characteristics closely approximate those of the appropriate index. While the use of a sampling technique is not expected to track a benchmark index as accurately as duplicating the underlying stocks exactly, it does provide an efficient means to invest in the universe of stocks. Index funds often have the ability also to enter into stock index futures or options in an attempt to increase or decrease the fund's exposure to the stock market; typically a fund will invest in stock index futures and options when the fund has cash from new investments or holds assets in money market instruments.

NATIONWIDE CONTRACT


As discussed above, each of the Portfolios, except The Aggressive Growth Portfolio, will invest in the Nationwide Contract, a fixed interest contract. The Nationwide Contract is issued by Nationwide which will periodically set and credit to a Portfolio's account a fixed rate of interest. Although this fixed rate of interest is subject to a minimum annual investment return of 3.5%, the Nationwide Contract may credit the Portfolios with additional investment income as Nationwide will determine and declare. The process used by Nationwide to calculate the additional interest income will be similar to that used for comparable contracts. Nationwide will invest the assets received from the Portfolios in fixed income and other permissible securities within the investment limitations prescribed for the general accounts of life insurance companies under state insurance law and will allocate to the Nationwide Contract investment income from these assets. However, because of the guaranteed nature of the Nationwide Contract, the Portfolios will not directly participate in the actual experience of assets in Nationwide's general account. The stable nature of the Nationwide Contract should reduce a Portfolio's volatility, especially when the bond and stock markets decline simultaneously, which decreases the Portfolio's overall risk.


The strength of the guaranteed interest rate is subject to the creditworthiness of Nationwide. At this time Nationwide has a credit rating of A+ "Superior" by the independent credit rating agency A.M.

Best; if at some time in the future the credit rating of Nationwide should significantly decrease, NAS will consider whether the Portfolios should continue to invest in the Nationwide Contract.


SHORT TERM FUND INVESTMENTS


The Portfolios may invest in certain short-term fixed income securities and the Nationwide Money Market Portfolio to invest uncommitted cash balances or to maintain liquidity to meet shareholder redemptions. They may also invest in such securities temporarily for defensive purposes, such as against potential stock or bond market declines. These securities include: obligations of the U.S. Government and its agencies and instrumentalities; commercial paper, bank certificates of deposit, and bankers' acceptances; and repurchase agreements collateralized by these securities.


INVESTMENT RISKS OF THE PORTFOLIOS


Like any investment program, an investment in a Portfolio entails certain risks. These Funds, however, are designed to help spread risk and reduce swings in performance through a comprehensive allocation program of investing in several Underlying Funds and in the Nationwide Contract. Because the Underlying Funds may invest in different combinations of equities, bonds and money market instruments, the Portfolios are subject to different levels of risk, including stock market, bond market and inflation risks.

Market Risk -- Stock market risk is the possibility that stock prices in general will decline over short or even extended periods. The stock market tends to be cyclical, with periods when stock market prices generally rise and periods when stock market prices generally decline. Equity securities of companies with smaller capitalizations generally are more volatile in price and may be more liquid than securities of larger capitalization companies.

The bond market is typically less volatile than the stock market, but there have been times when some bonds have been just as volatile. The risk of bonds declining in value may be offset in whole or in part by the higher level of income that bonds generally provide. Bond prices fluctuate largely in response to changes in the level of interest rates. The price volatility of a bond depends on its maturity; the longer the maturity of a bond, the greater its sensitivity to interest rates. In general, when interest rates rise, the prices of bonds fall; conversely, when interest rates fall, bond prices generally rise. Although the fluctuation in the price of bonds is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused significant declines in the price of bonds in general and have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate term securities (which tend to be less volatile in price) into longer term securities (which tend to be more volatile in price). The value of shares of the Underlying Funds may also be affected by the market's perception of changes in any issuer's credit risk. As perceived credit risk increases, the value of a specific security generally decreases, and the reverse is also true.

Inflation Risk -- Inflation represents a significant threat to even a well-diversified Portfolio because inflation erodes the real return of an investment in equities, bonds or money market instruments. Historically inflation has not eroded as high a percentage of the total return of equities as it has for bonds or money market instruments; therefore, equities are often seen as an "inflation hedge."

Manager Risk -- The Portfolios are subject to manager risk of the Underlying Funds, which is the possibility that the Underlying Funds' portfolio managers may fail to execute or meet the Underlying Funds' investment strategies effectively. Consequently an Underlying Fund may not meet its stated objectives which will impact a Portfolio's performance. With respect to the Unaffiliated Funds, NAS and the Portfolios have little or no control over their investment activities or management.

Through its investment in the Underlying Funds, a Portfolio may inadvertently concentrate 25% or more of its assets in one industry, in addition to the mutual fund industry. Such indirect concentration may subject a Portfolio to greater fluctuation in value than would be the case in the absence of such concentration.

In addition to the general risks described above, certain of the Underlying Funds may present other risks based on their investment objectives. These risks are described generally below. In addition, the individual portfolio securities of the Underlying Funds may have other risks that are described in the Appendix to this Prospectus.


Risks of Investing in Small Capitalization Companies -- Some of the Underlying Funds may invest in small capitalization companies. Investing in securities of small-sized and emerging growth companies may involve greater risks than investing in larger, more established issuers since these securities may have limited marketability and, thus, they may be more volatile than securities of larger, more established companies or the market averages in general. Small-sized companies may have limited product lines, markets or financial resources and may lack management depth. In addition, smaller-sized companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning smaller-sized companies than for larger, more established ones. Because smaller-sized companies normally have fewer shares outstanding than larger companies, it may be more difficult for the Underlying Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices.

Although investing in securities of emerging growth companies offers potential for above-average returns if the companies are successful, the risk exists that the companies will not succeed and the prices of the companies' shares could significantly decline in value.


Risks of Investing in Index Funds -- The Portfolios may invest their assets in underlying index funds. Because of the investment objectives of index funds, securities may be purchased, retained and sold by such funds when such transactions would not be consistent with traditional investment criteria. Accordingly, a Fund will be exposed to a greater risk of loss (and a correspondingly greater prospect of gain) from fluctuations in the value of such securities than would be the case if an index fund were not fully invested in such securities. A security may be eliminated or not increased in proportion to the index, despite its continued listing on the index if (i) the stock is no longer publicly traded; or (ii) an unexpected adverse development occurs with respect to a company such as bankruptcy or insolvency. As a result, the share price of an index fund is expected to be volatile, and investors may sustain sudden fluctuations in the value of their investment.


Risks of Foreign Securities -- Some of the Underlying Funds will invest in foreign securities. Foreign investments involve special risks, including the possibility of expropriation, confiscatory taxation, and withholding taxes on dividends and interest; less extensive regulation of foreign brokers, securities markets, and issuers; political, economic or social instability; and less publicly available information and different accounting standards. When investing in foreign securities, the Underlying Fund may also incur costs in conversions between currencies, possible delays in settlement in foreign securities markets, limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country), and difficulty in enforcing obligations in other countries.

Because most foreign securities are denominated in non-U.S. currencies, the investment performance of an Underlying Fund could be significantly affected by changes in foreign currency exchange rates. The value of the Underlying Fund's assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balance of payments, governmental intervention, speculation, and other political and economic conditions.


The Underlying Funds may also invest a portion of their assets in securities of issuers in developing or emerging markets and economies. Investing in securities of issuers in developing or emerging markets involves special risks, including less social, political, and economic stability; smaller securities markets and lower trading volume, which may result in a lack of liquidity and greater price volatility; certain national policies that may restrict the Underlying Fund's investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in an Underlying Fund's loss of its entire investment in that market; and less developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property.


Risks of Investing in Mortgage-Related Securities -- Some of the Underlying Funds may invest in mortgage-related securities, adjustable rate mortgage loans ("ARMs"), fixed rate mortgage loans and mortgage dollar rolls. The investment characteristics of mortgage-related securities differ from traditional debt securities. These differences can result in significantly greater price and yield volatility than is the case with traditional fixed-income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors. During periods of declining interest rates, prepayment rates can be expected to accelerate. Under certain interest rate and prepayment rate scenarios, an Underlying Fund may fail to recoup fully its investment in mortgage-related securities notwithstanding a direct or indirect governmental or agency guarantee. The Underlying Funds may use hedging techniques to attempt to control this risk. In general, changes in the rate of prepayments on a mortgage-related security will change that security's market value and its yield to maturity. When interest rates fall, high prepayments could force an Underlying Fund to reinvest principal at a time when investment opportunities are not attractive. Thus, mortgage-related securities may not be an effective means for an Underlying Fund to lock in long-term interest rates. Conversely, during periods when interest rates rise, slow prepayments could cause the average life of the security to lengthen and the value to decline more than anticipated.


Risk of Investing in Lower-Rated Bonds -- The Portfolios may also invest in Underlying Funds which invest in medium or lower grade bonds. Securities rated in the fourth highest category by a nationally recognized statistical rating organization (an "NRSRO"), although considered investment-grade, have speculative characteristics and are subject to greater fluctuations in value than higher-rated securities. Non-investment-grade debt obligations include 1) securities rated as low as C by an NRSRO; 2) commercial paper rated as low as C by an NRSRO; or 3) unrated debt securities judged to be of comparable quality by the Underlying Fund's investment adviser.


OTHER CONSIDERATIONS


Non-Diversified Status -- Each Portfolio is classified as non-diversified under the 1940 Act, which means that the Portfolio is not limited by the 1940 Act in the proportion of its assets that it may invest in securities of a single issuer. Each Portfolio's investments will be limited, however, in order to qualify as a "regulated investment company" for purposes of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify, a Portfolio will comply with certain requirements, including limiting its investments so that at the close of each quarter of its taxable year (a) not more than 25% of the market value of its total assets will be invested in the securities of a single issuer (other than U.S. government securities or securities of other regulated investment companies), and (b) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer (other than U.S. government securities or securities of other regulated investment companies) and the Portfolio will not own more than 10% of the outstanding voting securities of a single issuer. Being non-diversified means that a Portfolio may invest a greater proportion of its assets in the obligations of a small number of issuers and, as a result, may be subject to greater risk with respect to Portfolio securities. To the extent that a Portfolio assumes large positions in the securities of a small number of issuers, its return may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers.

Portfolio Turnover -- The portfolio turnover rate for each Portfolio is not expected to exceed 50% annually. A portfolio turnover rate of 50% for a Portfolio would occur is one half of a Portfolio's investments were sold within a year. A Portfolio will generally purchase or sell securities: (i) to accommodate purchases and sales of Portfolio shares; and (ii) to maintain or modify the allocation of the Portfolio's assets between the Underlying Fund in which the Portfolios invest within the percentage limits described under "INVESTMENT OBJECTIVES AND POLICIES--BENEFITS OF ASSET ALLOCATION" above.



                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust whereas the officers perform the daily functions of the Trust.


The trustees and officers of the Trust may also serve in similar positions in connection with the Proprietary Funds. Therefore, if the interests of a Portfolio were ever to diverge from that of the Proprietary Funds, it is possible that a conflict of interest could arise and affect how the trustees and officers of the Trust fulfill their fiduciary duties to that Portfolio and the Proprietary Funds. Although the Portfolios are designed to avoid these concerns, a situation could conceivably occur where proper action for a Portfolio could be adverse to the interest of a Proprietary Fund, or the reverse could be true. If such a possibility arises, the trustees and officers of the Trust, the affected Proprietary Funds and NAS will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.

INVESTMENT MANAGEMENT OF THE PORTFOLIOS

Under the terms of the Investment Advisory Agreement and subject to the supervision of the Trust's Trustees, Nationwide Advisory Services, Inc., Three Nationwide Plaza, Columbus, Ohio 43215, oversees the investment of the assets of each of the Nationwide Professionally Managed Portfolios. NAS and its predecessors have provided investment advice to registered investment companies and other institutional assets since 1960. NAS had assets of $ 7.8 billion under management as of December 17, 1997. NAS, an Ohio corporation, is a wholly owned subsidiary of Nationwide Life Insurance Company, which is wholly owned by Nationwide Financial Services, Inc. ("NFS"). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise. All of the Common Stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), each of which is a mutual company owned by its policyholders.

Subject to the supervision and direction of the Trust's Board of Trustees, NAS will determine how each Portfolio's assets will be invested in the Underlying Funds and the other permissible investments. The Trustees of the Trust will periodically monitor the allocations made and the basis upon which such allocations were made or maintained. NAS also provides various bookkeeping, accounting and administrative services, office space and equipment and the services of the officers and employees of the Portfolios. Under the Investment Advisory Agreement, NAS has agreed to bear all expenses of the Portfolios other than the management fee and extraordinary expenses such as but not limited to, litigation or extraordinary audit expenses. Each Portfolio pays to NAS a fee, calculated daily and paid monthly, at the annual rate of 0.50% of the Portfolio's average daily net assets.

NAS also serves as investment adviser to each of the Proprietary Funds and is responsible for the selection and management of their assets. NAS is assisted in the investment management of the Nationwide Income Fund and the Nationwide Small Company Fund by subadvisers. The subadvisers for the Nationwide Income Fund are NCM Capital Management Group, Inc. and Smith Graham & Co. Asset Managers, L.P. The subadvisers for the Nationwide Small Company Fund are The Dreyfus Corporation, Neuberger & Berman L.P., Strong Capital Management, Inc., Warburg, Pincus Counsellors, Inc. and Van Eck Associates Corporation and Pictet International Management Limited.

Each Portfolio, as a shareholder in the Proprietary Funds, will indirectly bear its proportionate share of any investment management fees and other expenses paid by the Proprietary Funds. Likewise, each Portfolio as a shareholder in the Unaffiliated Funds will indirectly bear its proportionate share of any investment management fees and other expenses paid by The Unaffiliated Funds.

Wayne Frisbee, CFA is the person primarily responsible for the investment management of the Portfolios. Mr. Frisbee joined Nationwide in 1981 and currently co-manages both the Nationwide Separate Account Trust Government Bond Fund, the Nationwide U.S. Government Income Fund and the Financial Horizons Government Bond Fund. He received a Bachelor of Science degree from The Ohio State University and is a Chartered Financial Analyst.

Because NAS will receive investment advisory fees at both the Proprietary Fund level and the Portfolio level, it is possible that a conflict of interest could arise in connection with NAS's selection between Proprietary Funds and Unaffiliated Funds. It is the intention of NAS to minimize any such possibility by including Unaffiliated Funds in the Portfolios to complement the Proprietary Funds and to further diversify each Portfolio.

OTHER SERVICES


Nationwide Investors Services, Inc., ("NISI"), Three Nationwide Plaza, Columbus, Ohio 43215, serves as transfer agent and dividend disbursing agent for the Trust. NISI is a wholly owned subsidiary of NAS.


                            INVESTMENT IN FUND SHARES


Shares of the Portfolios are sold to the Accounts to fund the benefits of the Contracts. The Accounts purchase shares of the Portfolios in accordance with variable account allocation instructions received from owners of the Contracts. Each Portfolio then uses the proceeds to buy securities for its portfolio. Nationwide purchases the shares of a Portfolio at the Portfolio's net asset value using purchase payments received for Contracts issued by the Accounts. There is no sales charge, and all shares are sold at net asset value.

All investments in a Portfolio are credited to the shareholder's account in the form of full and fractional shares of that Portfolio (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates. Initial and subsequent purchase payments allocated to a Portfolio are subject to the limits applicable to the Contracts.


                                SHARE REDEMPTION

An Account redeems shares to make benefit or surrender payments under the terms of its Contracts. Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent, NISI.


The net asset value per share of a Portfolio is determined as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time), each day that the Exchange is open and on such other days as the Board of Trustees determines and on such other day during which there is a sufficient degree of trading in a Portfolio's underlying securities that the net asset value of the Portfolio is materially affected by changes in the value of the underlying securities. The Trust will not compute net asset value on customary national business holidays, including the following: Christmas, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, and Thanksgiving. The net asset value per share is calculated by adding the value of all securities and other assets of a Portfolio, deducting its liabilities, and dividing by the number of shares outstanding.

Shares of the Underlying Funds are valued at their respective net asset values under the 1940 Act. The Proprietary Funds value securities in their portfolios as follows: portfolio securities listed on national exchanges are varied at the last sale price on the principal exchange, or if there is no sale on that day, or if the securities are traded only in the over-the-counter market, at the quoted bid prices, all obtained from an independent pricing organization. Securities for which market quotations are not available, or for which an independent pricing agent does not provide a value or provides a value that does not represent fair value in the judgment of NAS are valued at fair value in accordance with procedures adopted by the Board of Trustees of the Proprietary Funds. The Unaffiliated Funds are valued similarly in accordance with their own procedures. Money market funds with portfolio securities that mature in one year or less may use the amortized cost or penny rounding methods to value their securities. Securities having 60 days or less remaining to maturity generally are valued at their amortized cost, which approximates market value.


Other assets of the Portfolios are valued at their current market value if market quotations are readily available and, if market quotations are not available, they are valued at fair value pursuant to methods established in good faith by the Board of Trustees. Securities having 60 days or less remaining to maturity are valued at their amortized cost.


The Trust may suspend the right of redemption only under the following unusual circumstances:

- when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted;

- when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or

- during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of shareholders.

                          NET INCOME AND DISTRIBUTIONS


  Substantially all of the net investment income, if any, of the Portfolios will be paid as dividends in March, June, September, and December. In those years in which sales of the Portfolio's underlying securities result in net realized capital gains, the Portfolio will distribute such gains to its shareholders with the December dividend.


                             ADDITIONAL INFORMATION


  DESCRIPTION OF SHARES - The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Portfolio and to divide or combine such shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share. The Trust has created five different Portfolios and reserves the right to create additional portfolios within the Trust. The shares of each Portfolio participate equally in the earnings, dividends, and assets of the particular Portfolio, and shares of all Portfolios will vote together in the election of Trustees. Upon liquidation of a Portfolio, its shareholders are entitled to share pro rata in the net assets of such Portfolio available for distribution to shareholders.

  VOTING RIGHTS - Shareholders are entitled to one vote for each share held and a proportionate fractional vote for any fractional shares held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to amend the Declaration of Trust, the Investment Advisory Agreement, fundamental investment objectives, policies, and restrictions, to elect and remove Trustees, to reorganize the Trust or any series thereof and to act upon certain other business matters. In regard to termination, sale of assets, the change of investment objectives, policies and restrictions or the approval of an Investment Advisory Agreement, the right to vote is limited to the holders of shares of the particular Portfolio affected by the proposal.

To the extent that such a meeting is not required, the Trust does not intend to have an annual or special meeting of shareholders. The Trust has represented to the Commission that Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more of the Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Trust, and the Trust will assist in communication with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders (constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.

SHAREHOLDER INQUIRIES - All inquiries regarding a Portfolio should be directed to the Trust at the telephone number or address shown on the cover page of this Prospectus.

                   PERFORMANCE ADVERTISING FOR THE PORTFOLIOS

The Portfolios may use historical performance in advertisements, sales literature, and the Prospectus. Such figures will include quotations of average annual total return for the most recent one, five, and ten year periods (or the life of a Portfolio if less). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the specific period. Average annual total return reflects reinvestment of all distributions.


                                   TAX STATUS


Each Portfolio's policy is to qualify as a regulated investment company and to meet the requirements of Subchapter M of the Code. Each Portfolio intends to distribute all its taxable net investment income and capital gains to shareholders, and therefore, will not be required to pay any federal income taxes. Nationwide Life Insurance Company, on behalf of the Accounts, is the sole shareholder of the Trust.

  Because each Portfolio of the Trust is treated as a separate entity for purposes of the regulated investment company provisions of the Code, the assets, income, and distributions of a Portfolio are considered separately for purposes of determining whether or not the Portfolio qualifies as a regulated investment company. Each Portfolio intends to comply with the diversification requirements currently imposed by the Internal Revenue Service on separate accounts of insurance companies as a condition of maintaining the tax-deferred status of the Contracts. See the Statement of Additional Information for more specific information.


  The tax treatment of payments made by a separate account to a Contract holder is described in the separate account prospectus.

                                    APPENDIX
             DESCRIPTION OF PERMISSIBLE UNDERLYING FUND INVESTMENTS


The following is a description of certain of the permitted investments for the Underlying Funds. As described above, each Portfolio may also invest directly in certain of the following instruments for temporary defensive purposes. For a more detailed description, see the Statement of Additional Information or the prospectuses of the Underlying Funds.

FOREIGN SECURITIES -- The Underlying Funds may invest in foreign securities, directly or indirectly through the use of depositary receipts. Depositary receipts, including American Depository Receipts, European Depository Receipts and American Depository Shares, are generally issued by banks or trust companies and evidence ownership of underlying foreign securities. The Underlying Funds may also invest in securities of foreign investment funds or trusts (including passive foreign investment companies). Investing in foreign securities may be subject to additional risks as described above.

WARRANTS -- The Underlying Funds may invest in securities which are subject to warrants. A warrant is an instrument which gives the holder the right to subscribe to a specified amount of the issuer's securities at a set price for a specified period of time or on a specified date. Warrants do not carry the right to dividends or voting rights with respect to their underlying securities and do not represent any rights in assets of the issuer. An investment in warrants may be considered speculative. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

CONVERTIBLE SECURITIES -- Some of the Underlying Funds, particularly the Equity Funds, may invest in convertible securities. A convertible security is a fixed income security or preferred stock that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both debt obligations and equity securities. Although to a lesser extent than with debt obligations generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock, and therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

As debt obligations, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all debt obligations, there can be no assurance of current income because the issuers of convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because the market value of securities will fluctuate.

Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated.

SPECIAL SITUATION COMPANIES -- Certain of the Underlying Funds may invest in securities of issuers in special situations. These securities may be more volatile than other securities since the market value of these securities may decline in value if the anticipated benefits do not materialize. Companies in "special situations" include, but are not limited to, companies involved in an acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; litigation which, if resolved favorably, would improve the value of the companies' securities; or change in corporate control.

Although investing in securities of issuers in "special situations" offers potential for above-average returns if the companies are successful, the risk exists that the benefit of the "special situation" may not materialize and therefore, the prices of those companies' shares could significantly decline in value.


REAL ESTATE SECURITIES -- Although the Underlying Funds are not generally permitted to invest in real estate directly, they may invest in equity securities of real estate investment trusts ("REITs") and other real estate industry companies or companies with substantial real estate investments and therefore, an Underlying Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

  REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of Internal Revenue Code, as amended.

DEBT OBLIGATIONS

  IN GENERAL - Debt obligations in which the Underlying Funds may invest will typically be investment- grade debt obligations, although some Underlying Funds may invest a portion of their assets in non- investment-grade debt obligations. The market value of all debt obligations is affected by changes in the prevailing interest rates. The market value of such instruments generally reacts inversely to interest rate changes. If the prevailing interest rates decrease, the market value of debt obligations generally increases. If the prevailing interest rates increase, the market value of debt obligations generally decreases. In general, the longer the maturity of a debt obligation, the greater its sensitivity to changes in interest rates. Similarly, debt obligations issued by less creditworthy entities tend to carry higher yields than those with higher credit ratings. The market value of all debt obligations is also affected by changes in the prevailing interest rates. Therefore, the market value of such obligations generally reacts inversely to interest rate changes. If the prevailing interest rates decrease, the market value of debt obligations generally increases. If the prevailing interest rates increase, the market value of debt obligations generally decreases.


Investment-grade debt obligations include 1) bonds or bank obligations rated in one of the four highest rating categories by any nationally recognized statistical rating organization ("NRSRO") (e.g., Moody's Investors Service, Inc. or Standard & Poor's Ratings Group); 2) U.S. government securities (as described below); 3) commercial paper rated in one of the three highest ratings categories of any NRSRO; 4) short-term bank obligations that are rated in one of the three highest categories by any NRSRO, with respect to obligations maturing in one year or less; 5) repurchase agreements involving investment-grade debt obligations; or 6) unrated debt obligations which are determined by a fund's investment adviser to be of comparable quality.


Non-investment-grade debt obligations include 1) securities rated as low as C by an NRSRO; 2) commercial paper rated as low as C by an NRSRO; or 3) unrated debt securities judged to be of comparable quality by the fund's investment adviser.

Medium-rated securities are rated in the fourth highest rating category by an NRSRO. Medium and lower rated securities will usually have higher yields than higher rated securities. However, there is more risk associated with these investments. This is because of reduced creditworthiness and increased risk of default. Under rating agency guidelines, medium and lower rated securities and comparable unrated securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Medium and lower rated securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and to repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current with respect to the issuer's capacity to make required interest and principal payments. The foregoing factors may, under certain circumstances, reduce the value of securities held by the Underlying Fund and thus affect the value of the Underlying Fund's shares.


  U.S. GOVERNMENT SECURITIES - The Underlying Funds may be permitted to purchase U.S. government securities. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include, but are not limited to, obligations of the following:

- the Federal Housing Administration, Farmers Home Administration, and the Government National Mortgage Association ("GNMA"), including GNMA pass-through certificates, whose securities are supported by the full faith and credit of the United States;
- the Federal Home Loan Banks and the Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury;
- the Federal National Mortgage Association ("FNMA"), whose securities are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and

- the Federal Home Loan Mortgage Corporation ("Freddie Mac"), and the Student Loan Marketing Association, whose securities are supported only by the credit of such agencies.


  Although the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.


  REPURCHASE AGREEMENTS - Certain of the Underlying Funds may engage in repurchase agreement transactions as long as the underlying securities are of the type that the Fund would be permitted to purchase directly. Under the terms of a typical repurchase agreement, an Underlying Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Fund's holding period. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

INVESTMENT COMPANIES -- Each of the Underlying Funds may be permitted to invest only up to 10% of its total assets, calculated at the time of investment, in securities of other investment companies. No more than 5% of an Underlying Fund's total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. Each Underlying Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests.


SHORT-TERM OBLIGATIONS -- Each of the Underlying Funds may hold short-term obligations generally limited to "investment grade" liquid debt securities such as commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements and United States Treasury Bills. Bankers' acceptances are instruments of domestic banks which are drafts or bills of exchange "accepted" by a bank or trust company as an obligation to pay on maturity. For a discussion of repurchase agreements, see above. "Investment grade" obligations are those rated at the time of purchase within the four highest rating categories assigned by an NRSRO or, if unrated, obligations the Underlying Fund's investment adviser determines to be of comparable quality. The applicable securities ratings are described in the Appendix to the Statement of Additional Information.


MORTGAGE-AND ASSET-BACKED SECURITIES -- Certain of the Underlying Funds may purchase mortgage- and asset-backed securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by the U.S. Government and its agencies or instrumentalities or by private issuers, generally originators of or investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks, and special purpose entities (collectively, "private lenders"). The underlying mortgage assets may have fixed rates or adjustable rates of interest.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities.

The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the differences are that interest and principal payments are made more frequently on mortgage- and asset-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result if an Underlying Fund purchases these securities at a premium, a prepayment rate that is higher than expected will reduce yield, while a prepayment that is lower than expected will have the opposite effect of increasing the yield. Conversely, if an Underlying Fund purchased these securities at a discount, a prepayment rate that is faster than expected will increase yield, while a prepayment rate that is slower than expected will reduce yield. Accelerated prepayments on securities purchased by the Underlying Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized by the time the principal is prepaid in full.

An Underlying Fund may invest in stripped mortgage- or asset-backed securities, which receive differing proportions of the interest and principal payments from underlying assets. The market value of such securities is generally more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases the market value may be extremely volatile. With respect to certain stripped securities, such as interest-only ("IO") and principal-only ("PO") classes, a rate of prepayment that is faster or slower than anticipated may result in the Underlying Fund failing to recover all or a portion of its investment, even though the securities are rated investment grade.


DERIVATIVE INSTRUMENTS

  Derivative instruments may be used by the Underlying Funds for hedging or risk management purposes, or for other permissible purposes. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset, for example, securities, currencies, or reference indices. Options, futures, and options on futures transactions are considered to be derivatives. Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The seller of an option-based derivative generally will receive fees or premiums but generally is exposed to losses due to changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified. In addition to options, futures, and options on futures transactions, derivative transactions may include short sales against the box, in which an Underlying Fund sells a security it owns for delivery at a future date. Derivative transactions may also include forward currency contracts and foreign currency exchange-related securities.

  Derivative transactions in which the Underlying Funds may engage include the writing of covered put and call options and the purchase of put and call options, the purchase of put and call options on stock indexes and exchange-traded options on currencies and the writing of put and call options on stock indexes. An Underlying Fund also may buy and sell financial futures contracts which may include security and interest-rate futures, futures on currency exchanges and stock and bond index futures contracts. The Underlying Funds may also enter into forward currency contracts to purchase or sell foreign currencies. An Underlying Fund may also engage in short selling against the box.

  Derivative instruments may be exchange-traded or traded in OTC transactions between private parties. OTC transactions are subject to the credit risk of the counterparty to the instrument and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. When required by guidelines of the Securities and Exchange Commission ("SEC"), an Underlying Fund will set aside permissible liquid assets or securities positions that substantially correlate to the market movements of the derivatives transactions in a segregated account to secure its obligations under derivative transactions. Segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. As a result, there is a possibility that segregation of a large percentage of an Underlying Fund's assets could impede portfolio management or the Underlying Fund's ability to meet redemption requests or other current obligations. In order to maintain its required cover for a derivative transaction, the Fund may need to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position.

  The successful use of derivative transactions by an Underlying Fund is dependent upon its investment adviser's ability to correctly anticipate trends in the underlying asset. Hedging transactions are subject to risks; if the investment adviser incorrectly anticipates trends in the underlying asset, the Underlying Fund may be in a worse position than if no hedging had occurred. In addition, there may be imperfect correlation between the Underlying Fund's derivative transactions and the instruments being hedged.

ILLIQUID SECURITIES -- Some Underlying Funds may invest up to 15% of their net assets in securities that are illiquid, in that they cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, an Underlying Fund may experience difficulty in valuing or disposing of illiquid securities.

RESTRICTED SECURITIES, NON-PUBLICLY TRADED SECURITIES AND RULE 144A SECURITIES -- Underlying Funds may be permitted to invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid and, therefore, subject to the 15% limitation on illiquid securities.

  Non-publicly traded securities (including Rule 144A securities) may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund. In particular, Rule 144A securities may be resold only to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. Companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Acting pursuant to board-established guidelines, some restricted securities and Rule 144A securities may be considered liquid.

WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS -- An Underlying Fund may invest in securities purchased on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, these securities may be delivered and paid for at a future date. Purchasing when-issued securities allows the Underlying Fund to lock in a fixed price or yield on a security it intends to purchase. However, when the Underlying Fund purchases a when-issued security, it immediately assumes the risk of ownership, including the risk of price fluctuation until the settlement date.

  The greater the Underlying Fund's outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of that fund. Purchasing when-issued securities may involve the additional risk that the yield available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment. Although the Underlying Fund may be able to sell these securities prior to the delivery date, it will purchase when- issued securities for the purpose of actually acquiring the securities, unless after entering into the commitment a sale appears desirable for investment reasons. When required by SEC guidelines, the Underlying Fund will set aside permissible liquid assets in a segregated account to secure its outstanding commitments for when-issued securities.

REVERSE REPURCHASE AGREEMENTS -- The Underlying Funds may also enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Underlying Fund pursuant to its agreement to repurchase them at a mutually agreed upon date, price and rate of interest. At the time the Underlying Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or liquid high-grade debt securities having a value not less than the repurchase price (including accrued interest). The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). An Underlying Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the fund's obligation to repurchase the securities, and the Underlying Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Reverse repurchase agreements are considered to be borrowings under the 1940 Act.


SHORT SALES -- An Underlying Fund may engage in short sales of securities. In a short sale, the Underlying Fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The Underlying Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Underlying Fund. Until the security is replaced, the Underlying Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Underlying Fund may also have to pay a fee which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Certain Underlying Funds may sell short "against the box." A short sale is "against the box"if at all times when the short position is open an Underlying Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Such transactions serve to defer a gain or loss for Federal income tax purposes.


LENDING PORTFOLIO SECURITIES -- From time to time, the Underlying Funds may lend its Portfolio securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Underlying Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Underlying Fund can increase its income through the investment of such collateral. The Underlying Fund continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned security and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. The Underlying Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Underlying Fund.

CONTENTS                                                                  PAGE
Highlights
Investment Objectives and Policies
Description of the Underlying Funds and Other Permissible Investments Management of the Trust
Investment in Fund Shares
Share Redemption
Net Income and Distributions
Additional Information
Performance Advertising for the Fund
Tax Status
Appendix--Description of Permissible Underlying Fund Investments


NATIONAL DISTRIBUTOR AND INVESTMENT ADVISER
Nationwide Advisory Services, Inc.
Three Nationwide Plaza
Columbus, Ohio 43215


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Nationwide Investors Services, Inc.
Box 1492
One Nationwide Plaza
Columbus, Ohio 43216


AUDITORS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


LEGAL COUNSEL
Druen, Dietrich, Reynolds & Koogler
One Nationwide Plaza
Columbus, Ohio 43215

                       STATEMENT OF ADDITIONAL INFORMATION
                                JANUARY ___, 1998

                        NATIONWIDE ASSET ALLOCATION TRUST


                            THE AGGRESSIVE PORTFOLIO
                       THE MODERATELY AGGRESSIVE PORTFOLIO
                             THE MODERATE PORTFOLIO
                      THE MODERATELY CONSERVATIVE PORTFOLIO
                           THE CONSERVATIVE PORTFOLIO
-------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than that set forth in the Prospectus for the Portfolios dated January ___, 1998 and should be read in conjunction with that Prospectus. The Prospectus may be obtained from Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215, or by calling (614) 249-____.

Terms not defined in this Statement of Additional Information have the meanings assigned to them in the Prospectus.
-------------------------------------------------------------------------------



TABLE OF CONTENTS
General Information and History
Investment Objectives and Policies
Investment Restrictions
Major Shareholders
Trustees and Officers of the Trust
Calculating Yield and Total Return
Investment Advisory and Other Services
Brokerage Allocations
Purchases, Redemptions and Pricing of Shares
Additional Information
Tax Status
Financial Statements



--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY


Nationwide Asset Allocation Trust is an open-end investment company organized under the laws of Ohio, by a Declaration of Trust, dated September 9, 1997. The Trust offers shares in five separate mutual funds, each with its own investment objectives.

INVESTMENT OBJECTIVES AND POLICIES


The Prospectus discusses the investment objectives of the Portfolios and the Proprietary Funds in which the Portfolios may invest, as well as the policies employed to achieve those objectives. The types of Unaffiliated Funds in which the Portfolios may invest are also generally discussed in the Prospectus. The following supplements the information in the Prospectus concerning the types of securities and other instruments in which the Underlying Funds may invest (and certain short-term investments in which the Portfolios may invest directly), the investment policies and portfolios strategies the Underlying Funds may utilize and certain risks attendant to such investments, policies and strategies. There can be no assurance that the respective investment objectives of the Portfolios or the Underlying Funds will be achieved.

The Trust's Declaration of Trust permits the Board of Trustees to establish additional Portfolios from time to time. The investment objectives, policies and restrictions applicable to additional Portfolios would be established by the Board of Trustees at the time such Portfolios were established and may differ from those set forth in the Prospectus and this Statement of Additional Information.


SPECIAL SITUATION COMPANIES. Some of the Underlying Funds may invest in the securities of "special situation companies," which include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company's stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a "special situation company" may decline significantly. If the investment adviser of an Underlying Fund analyzes "special situation companies" carefully and invests in the securities of these companies at the appropriate time, the Underlying Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time the Underlying Fund makes its investment will be consummated under the terms and within the time period contemplated.


FOREIGN SECURITIES. Investors in the Portfolios should recognize that investment by the Underlying Funds in foreign securities involve certain special considerations which are not typically associated with investing in United States securities. Since investments in foreign companies will frequently involve currencies of foreign countries, and since the Underlying Funds may hold securities and funds in foreign currencies, the Portfolios may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although the Underlying Funds endeavor to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Foreign securities such as those purchased by the Underlying Funds may be subject to foreign government taxes, higher custodian fees and dividend collection fees which could reduce the yield on such securities.

  Investments may be made from time to time by the Underlying Funds in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Shareholders should be aware that investing in the equity and fixed income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

  The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in the Asia region, including Cambodia, China, Laos, Indonesia, Malaysia, the Philippines, Thailand, and Vietnam are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

  The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by the Underlying Funds. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries' securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect an Underlying Fund's ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, an Underlying Fund's ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, an Underlying Fund's inability to dispose fully and promptly of positions in declining markets will cause an Underlying Fund's net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

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



  Political and economic structures in many of such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of an Underlying Fund's investments in those countries and the availability to the Underlying Fund of additional investments in those countries.

  Economies of developing countries may differ favorably or unfavorably from the United States economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Hong Kong, Japan and Taiwan have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

  Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

  Trading in futures contracts traded on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

  DEPOSITARY RECEIPTS. Certain of the Underlying Funds may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts ("ADRs") and European Depositary Receipts ("EDRs") or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, while EDRs (also referred to as Continental Depositary Receipts ("CDRs"), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. Bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement.

  An Underlying Fund may invest in depositary receipts through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

PREFERRED STOCK. A number of the Underlying Funds may invest in preferred stocks. Preferred stocks, like debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer's board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree or protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

CONVERTIBLE SECURITIES. Convertible securities in which some of the Underlying Funds may invest, including both convertible debt and convertible preferred stock, may be converted at either a stated price or stated rate into underlying shares of common stock. Because of this feature, convertible securities enable an investor to benefit from increases in the market price of the underlying common stock. Convertible securities provide higher yields than the underlying equity securities, but generally offer lower yields than non-convertible securities of similar quality. Like bonds, the value of convertible securities fluctuates in relation to changes in interest rates and, in addition, also fluctuates in relation to the underlying common stock.


EURODOLLAR AND YANKEE OBLIGATIONS. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issuers.


DEBT OBLIGATIONS. In addition to equity securities, the Underlying Funds may be permitted to invest in debt obligations. These include money market instruments, U.S. Government or Agency securities, and corporate bonds and debentures which generally have received one of the four highest ratings from a nationally recognized statistical rating organization ("NRSRO"), or if not rated by any

NRSRO, are deemed comparable by a fund's investment adviser to such rated securities ("Comparable Unrated Securities"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. The ratings assigned by the NRSROs are described in Appendix A to this Statement of Additional Information.

  Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Subsequent to its purchase by an Underlying Fund, an issue of securities may cease to be rated or its rating may be reduced, so that the securities may no longer be eligible for purchase by the Underlying Fund. In such a case, the Underlying Fund's investment adviser will evaluate whether the downgraded security should be disposed of.


         RATINGS AS INVESTMENT CRITERIA. High-quality and investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations ("NRSROs"). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by Underlying Funds as initial criteria for the selection of portfolio securities, but the Underlying Funds will also rely upon the independent advice of their respective advisers to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. The Appendix to this Statement of Additional Information contains further information about the rating categories of NRSROs and their significance.


Subsequent to its purchase by a Fund or Underlying Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by an Underlying Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but the Underlying Fund's investment adviser will consider such events in its determination of whether the Underlying Fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, an Underlying Fund will attempt to use comparable rations as standards for its investments in accordance with its investment objective and policies.

U.S. GOVERNMENT SECURITIES. Some of the Underlying Funds may invest in U.S. government securities. These securities are of varying types which include but are not limited to:

- TREASURY NOTES AND BONDS - These are direct obligations of the U.S. Government. New issues of notes mature in one to ten years while bonds generally have a maturity of ten years or more.

- TREASURY BILLS - These are direct obligations of the U.S. Government backed by the full faith and credit of the United States and mature in one year or less.

- SECURITIES ISSUED BY INSTRUMENTALITIES OF THE U.S. GOVERNMENT - These securities are issued by federally-chartered instrumentalities. Some of these securities are guaranteed by the United States Treasury or are supported by the issuer's right to borrow from the Treasury and are backed by the credit of the Federal instrumentality itself. Some of these instrumentalities (listed for example purposes only) are:

     - Bank for Cooperatives (COOP)
     - Federal Home Loan Banks (FHLB)
     - Federal National Mortgage Association (FNMA)
     - Government National Mortgage Association (GNMA)
     - Tennessee Valley Authority (TVA)
     - Farmers Home Administration (FHA)

The value of the government securities owned an Underlying Fund will vary inversely with changes in interest rates. As with any fixed income investment, interest rate risk does exist; i.e., when interest rates decline, the market value of a portfolio can be expected to rise; conversely, when interest rates rise, the market value of the portfolio can be expected to fall. While the Underlying Fund may engage in portfolio trading to manage this risk (i.e., shortening the average maturity of the portfolio in anticipation of a rise in interest rates so as to minimize depreciation of principal, or lengthening the portfolio in anticipation of a decline in interest rates so as to maximize appreciation of capital), there is no assurance that capital will be preserved.

MONEY MARKET INSTRUMENTS. Both the Funds and the Underlying Funds may invest in certain types of money market instruments which may include the following types of instruments:

- obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation;

-    repurchase agreements;

- certificates of deposit, time deposits and bankers' acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions

- commercial paper, which are short-term unsecured promissory notes issued by corporations in order to finance their current operations. Generally the commercial paper will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;

- high quality short-term (maturity in 397 days or less) corporate obligations;

- bank loan participation agreements representing corporations and banks having a high quality short-term rating, at the date of investment, and under which the Fund or Underlying Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower.

Some of the Underlying Funds may invest in the securities of foreign corporate issuers and in the securities of foreign branches of U.S. banks, such as negotiable certificates of deposit (Eurodollars) in U.S. dollar denominations. Because of this, investment in such a Fund or Underlying Fund involves risks that are different in some respects from an investment in a fund which invests only in debt obligations of U.S. domestic issuers. Such risks may include future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities held in the portfolio, possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on securities in the portfolio.


REPURCHASE AGREEMENTS. In connection with the purchase of a repurchase agreement by a Portfolio or by an Underlying Fund, the fund's custodian will have custody of, and will hold in a segregated account, securities acquired by the Portfolio or Underlying Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the Securities and Exchange Commission (the "SEC") to be loans by the fund. Repurchase agreements may be entered into with respect to securities of the type in which it may invest or government securities regardless of their remaining maturities. A Portfolio will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon the Portfolio or Underlying Fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio or Underlying Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those right and the risk of losing all or part of the income from the repurchase agreement.

MORTGAGE AND ASSET-BACKED SECURITIES. Some of the Underlying Funds may purchase mortgage-backed securities and asset-backed securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property, and include single-and multi-class pass-through securities and collateralized mortgage obligations. Such securities may be issued or guaranteed by U.S. Government agencies or instrumentalities or by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, "private lenders"). Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. Government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, overcollateralization, or guarantees by third parties.

Private lenders or government-related entities may also create mortgage loan pools offering mortgage-backed securities where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-backed securities are developed and offered to investors, an Underlying Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities. The market for privately issued mortgage and asset-backed securities is smaller and less liquid than the market for government sponsored mortgaged-backed securities.

Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interest therein, rather they include assets such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities.

The yield characteristics of mortgage and asset-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage and asset-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if an Underlying Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Underlying Fund at a premium also pose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as "Ginnie Maes") which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-related securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of the FNMA and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC") include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "PCS"). The FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

STRIPPED MORTGAGE-BACKED SECURITIES. Each of the Bond Funds (other than the Tax-Free Income Fund) may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities ("SMBS") are derivative multiclass mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on an underlying pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an Underlying Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, certain of these securities may be deemed "illiquid" and subject to an Underlying Fund's limitations on investment in illiquid securities.

The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage- and asset-backed securities, and in some cases the market value may be extremely volatile.


HIGH-YIELD (HIGH-RISK) SECURITIES. Some of the Underlying Funds have the authority to invest a limited portion of their assets in non-investment grade debt securities. Non-investment grade debt securities (hereinafter referred to as "lower-quality securities") include (i) bonds rated as low as C by Moody's, Standard & Poor's, or Fitch, or CCC by D&P; (ii) commercial paper rated as low as C by Standard & Poor's, Not Prime by Moody's or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

         EFFECT OF INTEREST RATES AND ECONOMIC CHANGES. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher-rated securities. As a result, they generally involve more credit risks than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer's inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, an Underlying Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Underlying Fund's net asset value.

As previously stated, the value of a lower-quality or comparable unrated security will decrease in a rising interest rate market, and accordingly so will the Underlying Fund's net asst value. If the Underlying Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), the Underlying Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Underlying Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Underlying Fund.

         PAYMENT EXPECTATIONS. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Underlying Fund may have to replace the securities with a lower yielding security, which would result in a lower return for the Underlying Fund.

         CREDIT RATINGS. Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in lower-quality and comparable unrated securities will be more dependent on an investment adviser's credit analysis than would be the case with investments in investment-grade debt securities. An Underlying Fund's investment adviser will employ its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. When investing in lower-quality securities, an investment adviser will continually monitor the investments in an Underlying Fund's portfolio and carefully evaluate whether to dispose of or to retain lower-quality and comparable unrated securities whose credit ratings or credit quality may have changed.

         LIQUIDITY AND VALUATION. An Underlying Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there is no established retail secondary market for many of these securities and therefore such securities may be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, an Underlying Fund's asset value and ability to dispose of particular securities, when necessary to meet an Underlying Fund's liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for the Underlying Fund to obtain accurate market quotations for purposes of valuing the Underlying Fund's portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

WARRANTS. Some of the Underlying Funds may acquire warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities.

Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

SHORT SALES. Certain of the Underlying Funds may from time to time sell securities short. A short sale is a transaction in which the Underlying Fund sells securities that it does not own (but has borrowed) in anticipation of a decline in the market price of the securities.

When an Underlying Fund makes a short sale, the proceeds it receives from the sale are retained by a broker under the Underlying Fund replaces the borrowed securities. to deliver the securities to the buyer, the Underlying Fund must arrange through a broker to borrow the securities and, in so doing, the Underlying Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever the price may be. The Underlying Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

An Underlying Fund's obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or U.S. government securities. In addition, the Underlying Fund will place in a segregated account with its custodian an amount of cash or U.S. government securities equal to the difference, if any, between (a) the market value of the securities sold at the time they were sold short and (b) any cash or U.S. government securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the Underlying Fund will maintain the segregated account daily at a level so that the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) (a) will equal the current market value of the securities sold short and (b) will not be less than the market value of the securities at the time they were sold short.

Some of the Underlying Funds may engage in short sales only if at the time of the short sale the fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale "against the box."


RESTRICTED, NON-PUBLICLY TRADED AND ILLIQUID SECURITIES. Each Portfolio or Underlying Fund may not invest more than 15% of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Investment companies do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and an investment company might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. An investment company might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

The SEC has adopted Rule 144A which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers. It is anticipated that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and use of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

The Underlying Funds may also sell over-the-counter ("OTC") options and, in connection therewith, segregate assets or cover its obligations with respect to OTC options written by the fund. The assets used as cover for OTC options written by an Underlying Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

  WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS. Some of the Underlying Funds may invest without limitation in securities purchased on a "when-issued" basis or purchase or sell securities for delayed delivery (i.e., payment or delivery occurs beyond the normal settlement date at a stated price and yield). When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers.

  When an Underlying Fund agrees to purchase when-issued or delayed-delivery securities, its custodian will set aside cash, U.S. government securities or other liquid high-grade debt obligations equal to the amount of the commitment in a segregated account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Underlying Fund may be required subsequently to place additional assets in the segregated account in order to ensure that the value of the account remains equal to the amount of such fund's commitment. It may be expected that the Underlying Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. When the Underlying Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

  LENDING PORTFOLIO SECURITIES. Some of the Underlying Funds may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives cash collateral which at all times is maintained in an amount equal to at least 100% of the current market value of the securities loaned. By lending its portfolio securities, an Underlying Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, the Underlying Fund considers collateral consisting of cash, U.S. Government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, the Underlying Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.

  The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower;
(2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, the fund's board of directors or trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Underlying Fund's ability to recover the loaned securities or dispose of the collateral for the loan.

BORROWING. Some of the Underlying Funds may borrow money from banks, limited by any investment restrictions of such fund, and may engage in reverse repurchase agreements which may be considered a form of borrowing. Some of the borrowings by an Underlying Fund may be on a secured basis. In such situations, either the custodian will segregate the pledged assets for the benefit of the lender or arrangements will be made with a suitable subcustodian, which may include the lender.

DERIVATIVE INSTRUMENTS. As discussed in its Prospectus, a number of the Underlying Funds may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as "futures"), options on futures contracts, stock index options, forward currency contracts and swap agreements to hedge the Underlying Fund's portfolio or for risk management.

The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, the Commodity Futures Trading Commission ("CFTC") and various state regulatory authorities. In addition, an Underlying Fund's ability to use these instruments will be limited by tax considerations.

    SPECIAL RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

    (1) Successful use of most of these instruments depends upon an investment adviser's ability to predict movements of the overall securities and currency markets, which requires different skills than predicting changes in the prices of individual securities. While an investment adviser is experienced in the use of these instruments, there can be no assurance that any particular strategy adopted will succeed.

    (2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged.

    (3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However,

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



hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if an Underlying Fund entered into a short hedge because its investment adviser projected a decline in the price of a security in the Underlying Fund's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, the Underlying Fund could suffer a loss.

    (4) As described below, an Underlying Fund might be required to maintain assets as "cover," maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If an Underlying Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair an Underlying Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Underlying Fund sell a portfolio security at a disadvantageous time. An Underlying Fund's ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction ("counter party") to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Underlying Fund.


  OPTIONS. An Underlying Fund may purchase or write put and call options on securities, indices, and foreign currency, and enter into closing transactions with respect to such options to terminate an existing position. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the agreed upon exercise (or "strike") price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. Option contracts may be written with terms which would permit the holder of the option to purchase or sell the underlying security only upon the expiration date of the option. The initial purchase or sale of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," the sale or purchase, as the case may be, of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable an Underlying Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Underlying Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under "Restricted and Illiquid Securities" above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Underlying Fund will be obligated to purchase the security at more than its market value.

The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by an Underlying Fund may include European-style options, which are only exercisable at expiration. This is in contrast to American-style options which are exercisable at any time prior to the expiration date of the option.

An Underlying Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, an Underlying Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, an Underlying Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Underlying Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

An Underlying Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Underlying Fund and the counter party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when an Underlying Fund purchases or writes an OTC option, it relies on the counter party to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter party to do so would result in the loss of any premium paid by the Underlying Fund as well as the loss of any expected benefit of the transaction.

An Underlying Fund's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. Closing transactions can be made for OTC options only by negotiating directly with the counter party, or by a transaction in the secondary market if any such market exists. Although an Underlying Fund will generally enter into OTC options only with counter parties that are expected to be capable of entering into closing transactions with the Underlying Fund, there is no assurance that the Underlying Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counter party, an Underlying Fund might be unable to close out an OTC option position at any time prior to its expiration.


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



If an Underlying Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Underlying Fund could cause material losses because the Underlying Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.


  An Underlying Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general. Index options (or options on securities indices) are similar in many respects to options on securities except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Price movements in securities in which a Fund owns or intends to purchase probably will not correlate perfectly with movements in the level of an index and, therefore, a Fund bears the risk of a loss on an index option that is not completely offset by movements in the price of such securities. Because index options are settled in cash, a call writer cannot determine the amount of its settlement obligations in advance and, unlike call writing on specific securities, cannot provide in advance for, or cover, its potential settlement obligations acquiring and holding the underlying securities. A Fund will be required to segregate assets and/or provide an initial margin to cover index options that would require it to pay cash upon exercise.


  The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

  Transactions using options (other than purchased options) expose an Underlying Fund to counter party risk. To the extent required by SEC guidelines, an Underlying Fund will not enter into any such transactions unless it owns either
(1) an offsetting ("covered") position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. Such Underlying Fund will set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of an Underlying Fund's assets to segregated accounts as a cover could impede portfolio management or the Underlying Fund's ability to meet redemption requests or other current obligations.

  FUTURES CONTRACTS. Some of the Underlying Funds may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. An Underlying Fund's hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. An Underlying Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to create synthetically a long futures contract position. Such options would have the same strike prices and expiration dates. An Underlying Fund will engage in this strategy only when its investment adviser believes it is more advantageous to the Underlying Fund than is purchasing the futures contract.


  To the extent required by regulatory authorities, an Underlying Fund will generally only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for "bona fide hedging" purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions. The ability of an Underlying Fund to trade in futures contracts may be limited by the requirements of the Code applicable to a regulated investment company.


  A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, an Underlying Fund realizes a gain; if it is more, the Underlying Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Underlying Fund realizes a gain; if it is less, the Underlying Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Underlying Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If an Underlying Fund is not able to enter into an offsetting transaction, the fund will continue to be required to maintain the margin deposits on the futures contract.

  No price is paid by an Underlying Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Underlying Fund is required to deposit in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected,

"initial margin" consisting of cash, U.S. government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Underlying Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Underlying Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

  Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing, but rather represents a daily settlement of an Underlying Fund's obligations to or from a futures broker. When an Underlying Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when an Underlying Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Underlying Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although an Underlying Fund will only enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

  Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

  If the Underlying Fund were unable to liquidate a futures or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. An Underlying Fund will continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Underlying Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

  Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, "program trading" and other investment strategies might result in temporary price distortions.

  FOREIGN CURRENCY-RELATED DERIVATIVE STRATEGIES - SPECIAL CONSIDERATIONS. An Underlying Fund may use options and futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which the Underlying Fund's securities are denominated. The Underlying Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Underlying Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

An Underlying Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Underlying Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which the fund's investment adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

  The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, an Underlying Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

  There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

  Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, an Underlying Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

  Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, the Underlying Fund will normally purchase OTC options on foreign currency only when its investment adviser believes a liquid secondary market will exist for a particular option at any specific time.

  FORWARD CURRENCY CONTRACTS. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

  At or before the maturity of a forward contract, an Underlying Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If an Underlying Fund retains the portfolio security and engages in an offsetting transaction, such fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

  The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, an Underlying Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

  CURRENCY HEDGING. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may affect the value of an Underlying Fund's investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the fund against price decline if the issuer's creditworthiness deteriorates. Because the value of the Underlying Fund's investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of such fund's investments denominated in that currency over time.

  A decline in the dollar value of a foreign currency in which an Underlying Fund's securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, an Underlying Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Underlying Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, an Underlying Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

An Underlying Fund's currency hedging will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of the Underlying Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. Underlying Funds may not generally position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.


  COMMERCIAL PAPER. Some of the Underlying Funds may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. An Underlying Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables the Underlying Fund to hedge or cross-hedge against a decline in the U.S. Dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Generally an Underlying Fund will purchase such commercial paper for hedging purposes only, not for speculation. The staff of the SEC is currently considering whether the purchase of this type of commercial paper would result in the issuance of a "senior security" within the meaning of the 1940 Act. The Underlying Fund believes that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or U.S. Government securities or other liquid high quality debt securities having a value equal to the aggregate principal amount of outstanding commercial paper of this type.


ZERO COUPON SECURITIES. Certain underlying Funds may invest in zero coupon securities in accordance with investment policies described in the Prospectus. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be.
Zero coupon securities may have conversion features.

Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of the Fund's limitation on investments in illiquid securities.

Current federal income tax law requires the holder of a zero coupon security acquired at a discount to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, the Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.


INVESTMENT RESTRICTIONS


The following are the fundamental investment limitations for each of the Funds. These fundamental investment limitations cannot be changed without shareholder approval:

Each Fund:

1. May not borrow money or issue Senior Securities except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue Senior Securities as and to the extent permitted by the Investment Company Act of 1940 (the "1940 Act") or any rule, order of interpretation thereunder.


2. May not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

3. May not purchase or sell commodities or commodities contracts, except to the extent unless acquired as a result of ownership of securities or other instruments, but this shall not prevent the Fund from purchasing or selling options, futures contracts, or other derivative instruments, or from investing in securities or other instruments backed by physical commodities.

4. May not lend any security or make any other loan except that each Fund may purchase or hold debt securities and lend portfolio securities in accordance with its investment objective and policies make time deposits with financial institutions and enter into repurchase agreements.

5. May not purchase or sell real estate except that each Fund may acquire real estate through ownership of securities or instruments, and may purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein) or instruments secured by real estate (including interests therein).

6. Each Fund may not purchase securities of one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.


  The following are non-fundamental operating policies for the Funds which may be changed by the Board of Trustees of the Trust without shareholder approval:

Each Fund may not:

1. Sell securities short, unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current roles and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling security short.

2. Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions.

3. Invest in illiquid securities if, as a result of such investment, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.


4. Purchase securities of other investment companies except (a) in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or (b) to the extent permitted by the 1940 Act or any rules or regulations thereunder or pursuant to any exemptions therefrom.

5. Pledge, mortgage or hypothecate any assets owned by the Fund in excess of 33 1/3% of the Fund's total assets at the time of such pledging, mortgaging or hypothecating.


Notwithstanding the foregoing investment restrictions, the Underlying Funds in which the Funds invest have adopted investment restrictions which may be more or less restrictive than those listed above, thereby permitting a Fund to engage in investment strategies indirectly that it would be prohibited to engage in directly. The investment restrictions of an Underlying Fund are located in its Statement of Additional Information.


Pursuant to an exemptive order issued by the SEC (Investment Company Act Release No. 22981) (Dec. 30, 1997) each Portfolio may (i) purchase more than 3% of the outstanding voting securities of a Proprietary Fund, (ii) invest more than 5% of its asset in any one Proprietary Fund and (iii) invest substantially all of its assets in the Proprietary Funds.

Because of their investment objectives and policies, the Portfolios will each concentrate more than 25% of its assets in the mutual fund industry. In accordance with the Portfolios' investment policies as set forth in the Prospectus, each of the Portfolios may invest more than 25% of its assets in certain Proprietary Funds. However, each of the Proprietary Funds in which a Portfolio may invest will not concentrate more than 25% of its total assets in any one industry.

  INSURANCE LAW RESTRICTIONS - In connection with the Trust's agreement to sell shares to the Accounts, the Adviser and the insurance companies may enter into agreements, required by certain state insurance departments, under which the Adviser may agree to use its best efforts to assure and to permit insurance companies to monitor that each Portfolio of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the Accounts would take appropriate action which might include ceasing to make investments in the Portfolio or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust's operations.


MAJOR SHAREHOLDERS


As of January ____, 1998, prior to the public offering of shares of the Funds, Nationwide Advisory Services, Inc. owned all of the issued and outstanding shares of each Fund. It is anticipated that upon the public offering of shares of the Funds, its holdings will be reduced below 5% of the outstanding shares of each Fund.


TRUSTEES AND OFFICERS
 OF THE TRUST

TRUSTEES AND OFFICERS

The principal occupation of the Trustees and Officers during the last five years, their ages and their affiliations are:

JOHN C. BRYANT, Trustee*, Age 61
411 Oak St., Suite 306, Cincinnati, Ohio 45219
Dr. Bryant is Executive Director, Cincinnati Youth Collaborative, a partnership of business, government, schools and social service agencies to address the educational needs of students. He was formerly Professor of Education, Wilmington College.

SUE A. DOODY, Trustee, Age 63
169 East Beck Street, Columbus, Ohio
Ms. Doody is President of Lindey's Restaurant, Columbus, Ohio. She is an active member of the Greater Columbus Area Chamber of Commerce Board of Trustees.

ROBERT M. DUNCAN, Trustee*, Age 70
1397 Haddon Road, Columbus, Ohio
Mr. Duncan is a member of the Ohio Elections Commission. He was formerly Secretary to the Board of Trustees of The Ohio State University. Prior to that, he was Vice President and General Counsel of The Ohio State University.


JOSEPH J. GASPER, Trustee*, Age 54
One Nationwide Plaza, Columbus, Ohio
Mr. Gasper is President and Chief Operating Officer of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. Prior to that he was Executive Vice President and Senior Vice President for Nationwide Insurance Enterprise.

THOMAS J. KERR, IV, Trustee*, Age 64
4890 Smoketalk Lane, Westerville, Ohio
Dr. Kerr is President Emeritus of Kendall College. He was formerly President of Grant Hospital Development Foundation.

DOUGLAS F. KRIDLER, Trustee, Age 42
55 E. State Street, Columbus, Ohio
Mr. Kridler is President of the Columbus Association of Performing Arts.

ROBERT J. WOODWARD, JR., Trustee*, Age 56
One Nationwide Plaza, Columbus, Ohio
Mr. Woodward is Executive Vice President-Chief Investment Officer of the Nationwide Insurance Enterprise.

JAMES F. LAIRD, JR., Treasurer
Three Nationwide Plaza, Columbus, Ohio
Mr. Laird is Vice President and General Manager of Nationwide Advisory Services, Inc., the Distributor and Investment Manager.

CHRISTOPHER A. CRAY, Assistant Treasurer
Three Nationwide Plaza, Columbus, Ohio
Mr. Cray is Treasurer of Nationwide Advisory Services, Inc., the Distributor and Investment Manager. Prior to that he was Director - Corporate Accounting of Nationwide Insurance Enterprise.

RAE M. POLLINA, Secretary
Three Nationwide Plaza, Columbus, Ohio
Ms. Pollina is Secretary of Nationwide Advisory Services, Inc.


* A Trustee who is an "interested person" of the Trust as defined in the Investment Company Act.

All Trustees and Officers of the Trust own less than 1% of its outstanding shares.


The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. NAS reimburses the Trust for fees and expenses paid to Trustees who are interested persons of the Trust. The Compensation Table below sets forth the estimated total compensation to be paid to the Trustees of the Trust, before reimbursement, for the fiscal period ending December 31, 1998. In addition, the table sets forth the total compensation to be paid to the Trustees from all funds in the Nationwide Fund Complex, including the predecessor investment companies to the Trust, for the fiscal year ended December 31, 1998. Trust officers receive no compensation from the Trust in their capacity as officers.

                               COMPENSATION TABLE

-------------------------------------------------------------------------------------------------
                                                    Pension
-------------------------------------------------------------------------------------------------
                                 Estimated         Retirement       Estimated        Estimated
-------------------------------------------------------------------------------------------------
                                 Aggregate          Benefits          Annual           Total
-------------------------------------------------------------------------------------------------
                                Compensation       Accrued as        Benefits       Compensation
-------------------------------------------------------------------------------------------------
Name of Person,                     from          Part of Fund         Upon        From the Fund
-------------------------------------------------------------------------------------------------
Position                         the Trust          Expenses        Retirement       Complex**
-------------------------------------------------------------------------------------------------
John C. Bryant,
Trustee                        $   3,000             --0--           --0--         $  22,000
-------------------------------------------------------------------------------------------------
Sue A. Doody,
Trustee                            3,000             --0--           --0--            22,000
-------------------------------------------------------------------------------------------------
Robert M. Duncan,
Trustee                            3,000             --0--           --0--            22,000
-------------------------------------------------------------------------------------------------
Joseph J. Gasper,
Trustee                            --0--             --0--           --0--             --0--
-------------------------------------------------------------------------------------------------
Thomas J. Kerr, IV,
Trustee                            3,000             --0--           --0--            22,000
-------------------------------------------------------------------------------------------------
Douglas F. Kridler,
Trustee                            3,000             --0--           --0--            22,000
-------------------------------------------------------------------------------------------------
Robert J. Woodward, Jr.,
Trustee                            --0--             --0--           --0--             --0--
-------------------------------------------------------------------------------------------------

**The Fund Complex includes Trusts comprised of twenty nine investment company portfolios.

CALCULATING YIELD AND TOTAL RETURN

  The Funds may from time to time advertise historical performance, subject to Rule 482 under the Securities Act of 1933. An investor should keep in mind that any return or yield quoted represents past performance and is not a guarantee of future results. The investment return and principal value of investments will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

  All performance advertisements shall include average annual total return quotations for the most recent one, five, and ten year periods (or life, if a fund has been in operation less than one of the prescribed periods). Average annual total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the quoted period. It is calculated in a uniform manner by dividing the ending redeemable value of a hypothetical initial payment of $1,000 for a specified period of time, by the amount of the initial payment, assuming reinvestment of all dividends and distributions. The one, five, and ten year periods are calculated based on periods that end on the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication.

  The Funds may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the period, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of shares entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there is no assurance that the yield quoted on any given occasion will remain in effect for any period of time.

INVESTMENT ADVISORY AND OTHER SERVICES


Under the terms of the Investment Advisory Agreement dated _________, 1998, and subject to the supervision of the Trustees, Nationwide Advisory Services, Inc.("NAS"), Three Nationwide Plaza, Columbus, Ohio 43215, oversees the investment of the assets of each of the Nationwide Professionally Managed Portfolios. NAS, an Ohio corporation, is a wholly owned subsidiary of Nationwide Life Insurance Company, which is wholly owned by Nationwide Financial Services, Inc. ("NFS"). NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all the outstanding Class B common stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise.


Subject to the supervision and direction of the Trust's Board of Trustees, NAS will determine how each Fund's assets will be invested in the Underlying Funds and the other permissible investments. The trustees of the Trust will periodically monitor the allocations made and the basis upon which such allocations were made or maintained. NAS also provides various bookkeeping, accounting and administrative services, office space and equipment and the services of the officers and employees of the Funds. Under the Investment Advisory Agreement, NAS has agreed to bear all expenses of the Asset Allocation Funds other than the management fee and extraordinary expenses. Each Fund pays to NAS a monthly fee at the annual rate of 0.50% of the Fund's average daily net assets.

The Investment Advisory Agreement also specifically provides that NAS, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Investment Advisory Agreement will continue in effect only if its continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and in either case, by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party. The Investment Advisory Agreement terminates automatically if it is assigned. It may be terminated without penalty by vote of a majority of the out standing voting securities, or by either party, on not more than 60 days nor less than 30 days written notice. The Investment Advisory Agreement further provides that NAS may render services to others.

NAS also serves as investment adviser to each of the Proprietary Funds and is responsible for the selection and management of each of the Proprietary Fund's assets (NAS is assisted in this task by subadvisers for the Nationwide Small Company Fund and the Nationwide Income Fund). Each Asset Allocation Fund, as a shareholder in the Proprietary Funds, will indirectly bear its proportionate share of any investment management fees and other expenses paid by the Proprietary Funds.

BROKERAGE ALLOCATIONS

NAS is responsible for decisions to buy and sell securities and other investments for the Funds and no Fund will pay a sales load to buy the Underlying Funds; instead the Fund will use quantity discounts or waivers to avoid paying a sales load. Because the Funds may purchase short-term obligations as well as Underlying Funds and the Nationwide Contract, it will normally purchase these short term obligations on a "principal" rather than agency basis. This may be done through a dealer (e.g. securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer. A dealer's profit, if any, is the difference, or spread, between the dealer's purchase and sale price for the obligation.

  The primary consideration in portfolio security transactions is "best execution," i.e., execution at the most favorable prices and in the most effective manner possible. NAS always attempts to achieve best execution, and it has complete freedom as to the markets in and the broker-dealers through which it seeks this result. Subject to the requirement of seeking best execution, securities may be bought from or sold to broker-dealers who have furnished statistical, research, and other information or services to NAS. In placing orders with such broker-dealers, NAS will, where possible, take into account the comparative usefulness of such information. Such information is useful to NAS even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce NAS's normal research activities or expenses.

  There may be occasions when portfolio transactions for the Trust are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts served by affiliated companies of NAS. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the Trust, they are effected only when NFS believes that to do so is in the interest of the Trust. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

PURCHASES, REDEMPTIONS AND PRICING OF SHARES

An insurance company purchases shares of the Funds at their net asset value using purchase payments received on Contracts issued by the Accounts. These Accounts are funded by shares of the Trust.

All investments in the Trust are credited to the shareholder's account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates.


The net asset value per share of the Funds is determined once daily, as of the close of the New York Stock Exchange (currently 4 P.M. eastern time) on each business day the New York Stock Exchange is open and on such days as the Board determines and on any other day during which there is a sufficient degree of trading in each Fund's portfolio securities that the net asset value of the Fund is materially affected by changes in the value of portfolio securities. The Fund will not compute net asset value on customary national business holidays, including the following: Christmas, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day and Thanksgiving.


The offering price for orders placed before the close of the New York Stock Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the net asset value at the close of the Exchange. For orders placed after the close of the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon net asset value at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The net asset value per share is calculated by adding the value of all securities and other assets of a Fund, deducting its liabilities, and dividing by the number of shares outstanding. Shares of the Underlying Funds are valued as of the last net asset value for such Underlying Funds. Securities of the Fund listed on national exchanges are valued at the last sales price on the principal exchange, or if there is no sale on that day, or if the securities are traded only in the over-the-counter market, at the quoted bid prices. Securities and other assets, for which such market prices are unavailable, are valued at fair value as determined by the Trustees. Short-term notes and bank certificates of deposit are valued at amortized cost, which approximates market.

An Account redeems shares to make benefit or surrender payments under the terms of its Contracts. Redemptions are processed on any day on which the Trust is open for business and are effected at net asset value next determined after the redemption order, in proper form, is received by the Trust's transfer agent, NIS.

  The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the New York Stock Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the Securities and Exchange Commission has by order permitted a suspension of redemption for the protection of shareholders.

ADDITIONAL INFORMATION

  DESCRIPTION OF SHARES - The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue a number of series or classes of shares. In that case, the shares of each series or class would participate equally in the earnings, dividends, and assets of the particular series or class, but shares of all series would vote together in the election of Trustees. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.


  VOTING RIGHTS- Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any fractional share held. An annual or special meeting of shareholders to conduct necessary business is not required by the Declaration of Trust, the 1940 Act or other authority except, under certain circumstances, to amend the Declaration of Trust, the Investment Advisory Agreement, fundamental investment objectives, investment policies, investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, the change of investment objectives, policies and restrictions or the approval of an Investment Advisory Agreement, the right to vote is limited to the holders of shares of the particular class fund affected by the proposal. In addition, holders of Class A shares or Class B shares will vote as a class and not with holders of any other class with respect to the approval of the Distribution Plan.

To the extent that such a meeting is not required, the Trust does not intend to have an annual or special meeting of shareholders. The Trust has represented to the Commission that the Trustees will call a special meeting of shareholders for purposes of considering the removal of one or more Trustees upon written request therefor from shareholders holding not less than 10% of the outstanding votes of the Trust and the Trust will assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act. At such meeting, a quorum of shareholders

(constituting a majority of votes attributable to all outstanding shares of the Trust), by majority vote, has the power to remove one or more Trustees.


TAX STATUS

  Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance are the sole shareholders of record of the Trust. Each Fund of the Trust is treated as a separate entity for purpose of the regulated investment company provisions of the Internal Revenue Code, and, therefore, the assets, income, and distributions of each Fund are considered separately for purposes of determining whether or not the Fund qualifies as a regulated investment company.

  Each Fund of the Trust intends to qualify as a "regulated investment company" under Subchapter M of the Code. If it qualifies as a regulated investment company, a Fund will pay no federal income taxes on its taxable net investment income (that is, taxable income other than net realized capital gains) and its net realized capital gains that are distributed to shareholders. To qualify under Subchapter M, a Fund must, among other things: (i) diversify its investments within certain prescribed limits; (ii) distribute to its shareholders at least 90% of its taxable net investment income (for this purpose consisting of taxable net investment income and net realized short-term capital gains); and (iii) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options, futures, and forward contracts) derived with respect to its business of investing in securities. As a regulated investment company, a Fund will be subject to a 4% non-deductible excise tax measured with respect to certain undistributed amounts of ordinary income and capital gain required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's taxable ordinary income for the calendar year and at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 during such year, together with any undistributed, untaxed amounts of ordinary income and capital gains from the previous calendar year. The Funds expect to pay the dividends and make the distributions necessary to avoid the application of this excise tax.

Distributions of an Underlying Fund's investment company taxable income are taxable as ordinary income to a Fund which invests in the Fund. Distributions of the excess of an Underlying Fund's net long-term capital gain over its net short-term capital loss, which are properly designated as "capital gain dividends," are taxable as long-term capital gain to a Fund which invests in the Underlying Fund, regardless of how long the Fund held the Underlying Fund's shares, and are not eligible for the corporate dividends-received deduction. Upon the sale or other disposition by a Fund of shares of any Underlying Fund, the Fund generally will realize a capital gain or loss which will be long-term or short-term, generally depending upon the Fund's holding period for the shares.

  In addition, each Fund intends to comply with the diversification requirements of Section 817(h) of the Code related to the tax-deferred status of insurance company separate accounts. To comply with regulations under Section 817(h) of the Code, each Fund will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h), obligations of the United States Treasury and each U.S. government instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a Contract owner's control of the investments of a separate account may cause the Contract owner, rather than the participating insurance company, to be treated as the owner of the assets held by the separate account. If the Contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the Contract owner's gross income. It is not known what standards will be set forth in such pronouncements or when, if at all, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that the Funds will be able to operate as currently described, or that the Trust will not have to change the investment goal or investment policies of a Fund. The Board reserves the right to modify the investment policies of a Fund as necessary to prevent any such prospective rules and regulations from causing a Contract owner to be considered the owner of the shares of the Fund underlying the separate account.

TAX CONSEQUENCES TO SHAREHOLDERS. Since shareholders of the Funds will be the Accounts, no discussion is included herein as to the Federal income tax consequences at the level of the holders of the Policies. For information concerning the Federal income tax consequences to such holders, see the Prospectuses for such Policies.

FINANCIAL STATEMENTS

[PRICE WATERHOUSE LETTERHEAD]                               [LOGO - PW]


                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Shareholder and Board of Directors of Nationwide Asset Allocation Trust

In our opinion, the accompanying statements of assets and liabilities presents fairly, in all material respects, the financial position of Aggressive Portfolio, Moderately Aggressive Portfolio, Moderate Portfolio, Moderately Conservative Portfolio and Conservative Portfolio (separate portfolios constituting Nationwide Asset Allocation Trust; hereafter referred to as the "Trust") at January 6, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP
PRICE WATERHOUSE LLP
New York, New York
January 7, 1998

                        NATIONWIDE ASSET ALLOCATION TRUST
                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JANUARY 6, 1998



                                            Moderately                  Moderately
                             Aggressive     Aggressive     Moderate    Conservative     Conservative
                              Portfolio     Portfolio      Portfolio    Portfolio        Portfolio
ASSETS
Cash                         $   20,000    $    20,000   $   20,000    $     20,000   $      20,000


                          --------------------------------------------------------------------------
TOTAL ASSETS                     20,000         20,000                       20,000
                                                             20,000                          20,000

LIABILITIES                       -              -            -               -              -
                          --------------------------------------------------------------------------


NET ASSETS                   $   20,000    $    20,000   $   20,000       $  20,000   $      20,000
                          ==========================================================================


REPRESENTED BY:
Capital paid in              $   20,000    $    20,000   $   20,000       $  20,000   $      20,000
                          --------------------------------------------------------------------------




Shares outstanding
(unlimited number of
shares authorized)                2,000          2,000        2,000           2,000           2,000
                          ==========================================================================

Net asset value and
offering price per share     $    10.00    $     10.00   $    10.00       $   10.00           $10.00
                          ==========================================================================




See accompanying notes to financial statements.

NATIONWIDE ASSET ALLOCATION TRUST

NOTES TO FINANCIAL STATEMENTS
JANUARY  6, 1998


1. ORGANIZATION


Nationwide Asset Allocation Trust (the "Trust") is an open-end management investment company organized under the laws of the State of Ohio, by a Declaration of Trust, dated September 9, 1997. The Trust currently offers shares in five separate mutual funds (each a "Nationwide Professionally Managed Portfolio" or a "Portfolio"), each of which is a separately managed non-diversified portfolio with its own investment objectives and policies. The shares of each Portfolio are sold only to life insurance company separate accounts to fund the benefits of group variable annuity contracts.

Each Portfolio is constructed as a "fund of funds" which means that it pursues its investment objective primarily by allocating its investments among other mutual funds (the "Underlying Funds") offered by Nationwide Advisory Services, Inc. ("NAS") and other leading fund houses.

The accompanying financial statements relate only to the Trust. The Portfolios had no operations other than those actions relating to organizational matters and the initial issuance of 2,000 units of beneficial interest in each of the Portfolios. As of January 6, 1998, all outstanding shares of the Portfolios are owned by Nationwide Life Insurance Company.

2.  RELATED PARTY TRANSACTIONS

NAS an affiliated company, serves as the Portfolios' investment adviser. Under the terms of the Investment Advisory Agreement, NAS oversees the investment of the assets for the Portfolios and supervises its daily business affairs.

Nationwide Investors Services, Inc. (NISI) acts as transfer and dividend disbursing agent for the Portfolios. NISI is a wholly owned subsidiary of NAS.

Each of the Portfolios will incur a management fee of 0.50% of average daily net assets. Under the Investment Advisory Agreement with each Portfolio, NAS will bear all expenses of each Portfolio other than the management fee and any extraordinary expenses.

                                   APPENDIX A

                                  BOND RATINGS

                         STANDARD & POOR'S DEBT RATINGS

  A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

  The ratings are based on current information furnished by the issuer or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

  The ratings are based, in varying degrees, on the following considerations:

     1. Likelihood of default - capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

     2.       Nature of and provisions of the obligation.

     3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

INVESTMENT GRADE

  AAA - Debt rated 'AAA' has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

  AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

  A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

  BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

  Debt rated 'BB', 'B', 'CCC', 'CC' and 'C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. 'BB' indicates the least degree of speculation and 'C' the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

  BB - Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The 'BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BBB-' rating.

  B - Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The 'B' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'BB' or 'BB-' rating.

  CCC - Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

  CC - Debt rated 'CC' typically is applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

  C - Debt rated 'C' typically is applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

  CI - The rating 'CI' is reserved for income bonds on which no interest is being paid.

  D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.


                         MOODY'S LONG-TERM DEBT RATINGS

  Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

  A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such Bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

  Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                              FITCH'S BOND RATINGS

  Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

  Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

  Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

  Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

  Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated 'AAA'. Because bonds rated in the 'AAA' and 'AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated 'F-1+'.

     A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

  Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ('BB' to 'C') represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ('DDD' to 'D') is an assessment of the ultimate recovery value through reorganization or liquidation.

  The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

  Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk. Moreover, the character of the risk factor varies from industry to industry and between corporate, health care and municipal obligations.

     BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     C        Bonds are in imminent default in payment of interest or principal.

  DDD, DD             Bonds are in default on interest and/or principal
  and D               payments.  Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. 'DDD' represents the highest potential for recovery of these bonds, and 'D' represents the lowest potential for recovery.

                      DUFF & PHELPS' LONG-TERM DEBT RATINGS

  These ratings represent a summary opinion of the issuer's long-term fundamental quality. Rating determination is based on qualitative and quantitative factors which may vary according to the basic economic and financial characteristics of each industry and each issuer. Important considerations are vulnerability to economic cycles as well as risks related to such factors as competition, government action, regulation, technological obsolescence, demand shifts, cost structure, and management depth and expertise. The projected viability of the obligor at the trough of the cycle is a critical determination.

  Each rating also takes into account the legal form of the security, (e.g., first mortgage bonds, subordinated debt, preferred stock, etc.). The extent of rating dispersion among the various classes of securities is determined by several factors including relative weightings of the different security classes in the capital structure, the overall credit strength of the issuer, and the nature of covenant protection. Review of indenture restrictions is important to the analysis of a company's operating and financial constraints.

  The Credit Rating Committee formally reviews all ratings once per quarter (more frequently, if necessary). Ratings of 'BBB-' and higher fall within the definition of investment grade securities, as defined by bank and insurance supervisory authorities.

RATING
SCALE                 DEFINITION
-----------------------------------------------------------------

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.
-----------------------------------------------------------------

AA+                   High credit quality.  Protection factors are
AA                    strong.  Risk is modest, but may vary slightly
AA-                   from time to time because of economic conditions.
-----------------------------------------------------------------

A+                    Protection factors are average but adequate.
A                     However, risk factors are more variable and
A-                    greater in periods of economic stress.
-----------------------------------------------------------------

BBB+                  Below average protection factors but still
BBB                   considered sufficient for prudent investment.
BBB-                  Considerable variability in risk during economic
                      cycles.
-----------------------------------------------------------------

BB+                   Below investment grade but deemed likely to meet
BB                    obligations when due.  Present or prospective
BB-                   financial protection factors fluctuate according
                      to industry conditions or company fortunes.  Overall
                      quality may move up or down frequently within this
                      category.
-----------------------------------------------------------------

B+                    Below investment grade and possessing risk that
B                     obligations will not be met when due.  Financial
B-                    protection factors will fluctuate widely according to
                      economic cycles, industry conditions and/or company
                      fortunes. Potential exists for frequent changes in the
                      rating within this category or into a higher or lower
                      rating grade.
-----------------------------------------------------------------

CCC Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.
-----------------------------------------------------------------

DD                    Defaulted debt obligations. Issuer failed to meet
                      scheduled principal and/or interest payments.
DP                    Preferred stock with dividend arrearages.
-----------------------------------------------------------------

                               SHORT-TERM RATINGS

                   STANDARD & POOR'S COMMERCIAL PAPER RATINGS

  A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Factors such as liquidity of the issuer, long-term debt ratings, reliability and quality of management, and earning and cost flows are considered by Standard & Poor's when assigning these ratings.

  Ratings are graded into several categories, ranging from 'A-1' for the highest quality obligations to 'D' for the lowest. These categories are as follows:

     A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated 'A-1'.

     A-3 Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B Issues rated 'B' are regarded as having only speculative capacity for timely payment.

     C This rating is assigned to short-term debt obligations with doubtful capacity for payment.

     D Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grade period.

                        MOODY'S COMMERCIAL PAPER RATINGS

  The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation as to whether such commercial paper is by any other definition "commercial paper" or is exempt from registration under the 1933 Act.

  Moody's commercial paper ratings are opinions on the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's does not represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: (i) leading market positions in well established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structures with moderate reliance on debt and ample asset protection, (iv) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternative liquidity.

     Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated PRIME-3 (or relates supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

                           FITCH'S SHORT-TERM RATINGS

  Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

  The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

     F-1+ (Exceptionally Strong Credit Quality) Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 (Very Strong Credit Quality) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated 'F-1+'.

     F-2 (Good Credit Quality) Issues assigned this rating have a satisfactory degree of assurance for timely payment but the margin of safety is not as great as for issues assigned 'F-1+' and 'F-1' ratings.

     F-3 (Fair Credit Quality) Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

     F-S (Weak Credit Quality) Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

     D        (Default) Issues assigned this rating are in actual or imminent payment default.

     LOC The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.

                      DUFF & PHELPS SHORT-TERM DEBT RATINGS

  Duff & Phelps' short-term ratings are consistent with the rating criteria utilized by money market participants. The ratings apply to all obligations with maturities under one year, including commercial paper, the uninsured portion of certificates of deposit, unsecured bank loans, master notes, bankers acceptances, irrevocable letters of credit, and current maturities of long-term debt. Asset-backed commercial paper is also rated according to this scale.

  Emphasis is placed on liquidity which as defined is not only cash from operations, but also access to alternative sources of funds including trade credit, bank lines, and the capital markets. An important consideration is the level of an obligor's reliance on short-term funds on an ongoing basis.

     Rating Scale              Definition
     ------------              ----------

     Duff 1+ Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

     Duff 1                    Very high certainty of timely payment.
                               Liquidity factors are excellent and
                               supported by good fundamental protection factors. Risk factors are minor.

     Duff 1- High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

                               Good Grade
                               -----------
     Duff 2 Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

                               Satisfactory Grade
                               ------------------
     Duff 3 Satisfactory liquidity and other protection factors qualify issue as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

                               Non-investment Grade
                               --------------------

     Duff 4                    Speculative investment characteristics.
                               Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

                               Default
                               --------

     Duff 5 Issuer failed to meet scheduled principal and/or interest payments.




                          THOMSON'S SHORT-TERM RATINGS

  The Thomson Short-Term Ratings apply, unless otherwise noted, to unsubordinated instruments of the rated entities with a maturity of one year or less, including deposits, bank notes, bankers' acceptances, federal funds, letters of credit, commercial paper and other obligations comparable in priority and security to those specifically listed herein. These ratings do not consider any collateral or security as the basis for the rating, although some of the securities may in fact have collateral. Further, these ratings do not incorporate consideration of the possible sovereign risk associated with a foreign deposit (defined as a deposit taken in a branch outside the country in which the rated entity is headquartered) of the rated entity. Thomson Short-Term Ratings are intended to assess the likelihood of an untimely or incomplete payments of principal or interest.

     TBW-1 The highest category, indicates a very high likelihood that principal and interest will be paid on a timely basis.

     TBW-2 The second highest category, while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW- 1".

     TBW-3 The lowest investment-grade category; indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

     TBW-4 The lowest rating category; this rating is regarded as non-investment grade and therefore speculative.

                             IBCA SHORT-TERM RATINGS

  IBCA Short-Term Ratings assess the borrowing characteristics of banks and corporations, and the capacity for timely repayment of debt obligations. The Short-Term Ratings relate to debt which has a maturity of less than one year.

  IBCA issues ratings and reports on the largest U.S. and international bank holding companies, as well as major investment banks. IBCA's short-term rating system utilizes a dual system--Individual Ratings and Legal Ratings. The Individual Rating addresses 1) the current strength of consolidated banking companies and their principal bank subsidiaries. A consolidated bank holding company/bank with an "A" rating has a strong balance sheet, and a favorable credit profile without significant problems. A "B" rating indicates sound credit profile without significant problems. Performance is generally in line with or better than that of its peers. The Legal Rating addresses the question of whether an institution would receive support if it ran into difficulties. Issues rated "A-1" are obligations supported by a very strong capacity for timely repayment. Issues rated "A-2" have a very strong capacity for timely repayment although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

     A1+ Obligations supported by the highest capacity for timely repayment and possess a particularly strong credit feature.

     A1    Obligations supported by the highest capacity for timely repayment.

     A2    Obligations supported by a good capacity for timely repayment.

     A3 Obligations supported by a satisfactory capacity for timely repayment.

     B Obligations for which there is an uncertainty as to the capacity to ensure timely repayment.

     C Obligations for which there is a high risk of default or which are currently in default.

     D     Obligations which are currently in default.

                                    PART C

OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENT AND EXHIBITS
(a)      Financial Statements found in Part B: Nationwide Asset Allocation Trust
         (1)  Statement of Assets & Liabilities as of January 6, 1998.
         (2)  Notes to Financial Statements.
         (3)  Independent Auditors Report.
(b)   Exhibits
         (1)  Declaration of Trust.
         (2)  Bylaws.
         (3)  Not applicable.
         (4)  Not applicable.
         (5) Proposed Investment Advisory Agreement previously filed in the Trust's original Registration Statement and is hereby incorporated by reference.
         (6)  Not applicable.
         (7)  Not applicable.
         (8) Proposed Custody Agreement previously filed in the Trust's original Registration Statement and is hereby incorporated by reference.
         (9)  Not applicable
         (10) Opinion of counsel previously filed in the Trust's
              original Registration Statement and is hereby incorporated by reference.
         (11) Consent of Price Waterhouse LLP.
         (12) Not applicable.
         (13) Not applicable.
         (14) Not applicable.
         (15) Not applicable.
         (16) Not applicable.
         (17) Financial Data Schedules.
              (17.1)   Aggressive Portfolio
              (17.2)   Moderately Aggressive Portfolio
              (17.3)   Moderate Portfolio
              (17.4)   Moderately Conservative Portfolio
              (17.5)   Conservative Portfolio
         (18) Not applicable.
         (19) Power of Attorney dated January 8, 1998.


ITEM 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL
           WITH REGISTRANT
           No person is presently controlled by or under common control with Registrant.

ITEM 26.                                                Number of Record Holders
           Title of Class                                as of January 14, 1998
           --------------------------------------------------------------------
           The Aggressive Portfolio                              1
           The Moderately Aggressive Portfolio                   1
           The Moderate Portfolio                                1
           The Moderately Conservative Portfolio                 1
           The Conservative Portfolio                            1

ITEM 27.   INDEMNIFICATION
           Indemnification provisions for officers, directors and employees of Registrant are set forth in Article V, Section 5.2 of the Declaration of Trust. In addition, Section 1743.13 of the Ohio Revised Code provides that no liability to third persons for any act, omission or obligation shall attach to the trustees, officers, employees or agents of a business trust organized under Ohio statutes. The trustees are also covered by an errors and omissions policy provided by the Trust for undertaken by the trustees in their capacity as trustee. See Item 24(b)1 above.

ITEM 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

           (a) Nationwide Advisory Services, Inc. (NAS), the investment adviser of the Trust, also serves as investment adviser to the Nationwide Investing Foundation, Nationwide Investing Foundation II, Nationwide Separate Account Trust, Financial Horizons Investment Trust, and Nationwide Asset Allocation Trust and serves as general distributor to the Nationwide Multi-Flex Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide DC Variable Account, Nationwide DCVA II, Nationwide VA Separate Account-A, Nationwide VA Separate Account-C, NACo Variable Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VA Separate Account-B and Nationwide Variable Account, separate accounts of Nationwide Life Insurance Company, or its subsidiary Nationwide Life and Annuity Insurance Company, registered as unit investment trusts under the Investment Company Act of 1940.

                  Joseph J. Gasper     Director and President and  Chief Operating Officer
                                       ---------------------------------------------------
                                       Nationwide Life Insurance Company
                                       Nationwide Life and Annuity Insurance Company
                                       Nationwide Financial Services, Inc.

                                       Director and Chairman of the Board
                                       ----------------------------------
                                       Nationwide Investment Services Corporation


                                       Director and Vice Chairman
                                       --------------------------
                                       Nationwide Financial Institution Distributors Agency, Inc.
                                       Nationwide Global Holdings, Inc.
                                       NEA Valuebuilder Investor Services, Inc.
                                       NEA Valuebuilder Investor Services of Arizona, Inc.
                                       Public Employees Benefit Services Corporation

                                       Director and President
                                       ----------------------
                                       Nationwide Advisory Services, Inc.
                                       Nationwide Investor Services, Inc.

                                       Director
                                       --------
                                       Affiliate Agency, Inc.
                                       Affiliate Agency of Ohio, Inc.
                                       Financial Horizons Distributors Agency of Alabama, Inc.
                                       Financial Horizons Distributors Agency of Ohio, Inc.
                                       Financial Horizons Distributors Agency of Oklahoma, Inc.
                                       Financial Horizons Securities Corporation
                                       Landmark Financial Services of New York, Inc.
                                       Nationwide Indemnity Company

                                       Trustee and Chairman
                                       --------------------


                            Nationwide Asset Allocation Trust
                            Nationwide Separate Account Trust

                            Trustee and President
                            ---------------------
                            Nationwide Insurance Golf Charities, Inc.


Gordon E. McCutchan         Executive Vice President-Law and Corporate Services
                            ---------------------------------------------------
                            Nationwide Mutual Insurance Company
                            Nationwide Mutual Fire Insurance Company
                            Nationwide Life Insurance Company
                            Nationwide General Insurance Company
                            Nationwide Property and Casualty Insurance Company
                            Nationwide Life and Annuity Insurance Company
                            Nationwide Financial Services, Inc.
                            Nationwide Properties, Ltd.
                            Nationwide Realty Investors, Ltd.
                            NEA Valuebuilder Investor Services, Inc.
                            NEA Valuebuilder Investor Services of Arizona, Inc.
                            Nationwide Financial Institution Distributors Agency, Inc.
                            Colonial County Mutual Insurance Company
                            Gates, McDonald & Company of Nevada
                            Gates, McDonald & Company of New York, Inc.
                            Farmland Mutual Insurance Company
                            Lone Star General Agency, Inc.
                            Nationwide Agribusiness Insurance Company
                            Nationwide Communications Inc.
                            Employers Insurance of Wausau A Mutual Company
                            National Premium and Benefit Administration Company
                            Nationwide Corporation
                            Nationwide Insurance Enterprise Foundation
                            Nationwide Investment Services Corporation
                            Scottsdale Indemnity Company
                            Scottsdale Insurance Company
                            Scottsdale Surplus Lines Insurance Company
                            Wausau Underwriters Insurance Company
                            Wausau Service Corporation
                            Wausau Business Insurance Company
                            Wausau General Insurance Company

                            Executive Vice President-Law and Corporate Services
                            ---------------------------------------------------
                            American Marine Underwriters, Inc.
                            Employers Life Insurance Company of Wausau
                            Pension Associations of Wausau, Inc.
                            Public Employees Benefit Services Corporation
                            Wausau Preferred Health Insurance Company
                            Companies Agency, Inc.
                            Companies Agency of Alabama, Inc.
                            Companies Agency Insurance Services of California
                            Companies Agency of Idaho, Inc.
                            Companies Agency of Illinois, Inc.
                            Companies Agency of Kentucky, Inc.
                            Companies Agency of Massachusetts, Inc.
                            Companies Agency of New York, Inc.

                            Companies Agency of Pennsylvania, Inc.
                            Companies Agency of Phoenix, Inc.
                            Countrywide Services Corporation
                            Wausau International Underwriters

                            Executive Vice President-Law and Corporate Services
                            ---------------------------------------------------
                            and Director
                            ------------
                            Nationwide Advisory Services, Inc.
                            Nationwide Investor Services, Inc.

                            Executive Vice President-Law and Corporate Services,
                            ----------------------------------------------------
                            and Director
                            ------------
                            California Cash Management Company
                            Colonial Insurance Company of Wisconsin
                            Gates, McDonald & Company
                            GatesMcDonald Health Plus Inc.
                            Nationwide Global Holdings, Inc.
                            National Casualty Company
                            Nationwide Cash Management Company
                            Nationwide Indemnity Company
                            Nationwide Community Urban Redevelopment Corporation


                            Vice Chairman and Director
                            --------------------------
                            Neckura Holding Company
                            Neckura Insurance Company
                            Neckura Life Insurance Company

                            Director
                            --------
                            Nationwide Agency, Inc.
                            Nationwide HMO, Inc.
                            Nationwide Management Systems, Inc.
                            MRM Investments, Inc.
                            NWE, Inc.

                            Clerk
                            -----
                            NEA Valuebuilder Services Insurance Agency, Inc.


Dimon R. McFerson           Chairman and Chief Executive Officer-Nationwide Insurance
                            ----------------------------------------------------------
                            Enterprise and Director
                            -----------------------
                            Nationwide Mutual Insurance Company
                            Nationwide Mutual Fire Insurance Company
                            Nationwide General Insurance Company
                            Nationwide Property and Casualty Insurance Company
                            Nationwide Life Insurance Company
                            Nationwide Life and Annuity Insurance Company
                            Colonial Insurance Company of Wisconsin
                            Nationwide Communications Inc.
                            Farmland Mutual Insurance Company
                            Nationwide Agribusiness Insurance Company
                            National Casualty Company
                            Nationwide Financial Services, Inc.
                            Nationwide Global Holdings, Inc.
                            Nationwide Indemnity Company



                             Nationwide Investment Services Corporation
                             California Cash Management Company
                             Nationwide Cash Management Company
                             Employers Insurance of Wausau A Mutual Company
                             Scottsdale Indemnity Company
                             Scottsdale Insurance Company
                             Scottsdale Surplus Lines Insurance Company
                             Wausau Service Corporation
                             Wausau General Insurance Company
                             Wausau Business Insurance Company
                             Wausau Underwriters Insurance Company

                             Chairman and Chief Executive Officer - Nationwide
                             -------------------------------------------------
                             Insurance Enterprise, President and Director
                             --------------------------------------------
                             Nationwide Corporation

                             Chairman of the Board, Chairman and Chief Executive
                             ---------------------------------------------------
                             Officer-Nationwide Insurance Enterprise and Director
                             ----------------------------------------------------
                             American Marine Underwriters, Inc.
                             Gates, McDonald and Company
                             GatesMcDonald Health Plus, Inc.
                             Nationwide Investor Services, Inc.
                             Public Employees Benefit Services Corporation
                             Companies Agency, Inc.
                             Companies Agency of Alabama, Inc.
                             Companies Agency Insurance Services of California
                             Companies Agency of Idaho, Inc.
                             Companies Agency of Illinois, Inc.
                             Companies Agency of Kentucky, Inc.
                             Companies Agency of Massachusetts, Inc.
                             Companies Agency of New York, Inc.
                             Companies Agency of Pennsylvania, Inc.
                             Companies Agency of Phoenix, Inc.
                             Countrywide Services Corporation
                             Employers Life Insurance Company of Wausau
                             Nationwide Advisory Services, Inc.
                             Nationwide Financial Institution Distributors Agency, Inc.
                             Wausau International Underwriters
                             Wausau Preferred Health Insurance Company

                             Chairman and Director
                             ---------------------
                             NEA Valuebuilder Investor  Services of Arizona, Inc.

                             Trustee and Chairman
                             --------------------
                             Financial Horizons Investment Trust
                             Nationwide Investing Foundation
                             Nationwide Investing Foundation II

                             Chairman of the Board
                             ---------------------
                             Nationwide Insurance Golf Charities, Inc.

                             Chairman of the Board and Director
                             ----------------------------------
                             Lone Star General Agency, Inc.
                             Nationwide Community Urban Redevelopment Corporation

                              NEA Valuebuilder Investor Services, Inc.
                              Colonial County Mutual Insurance Company

                              Director
                              ---------
                              Gates, McDonald & Company of Nevada
                              Gates, McDonald & Company of New York

                              Chairman of the Board, Chairman and Chief
                              -----------------------------------------
                              Executive Officer-Nationwide Insurance
                              --------------------------------------
                              Enterprise and Trustee
                              ----------------------
                              Nationwide Insurance Enterprise Foundation

                              Member-Board of Managers, Chairman of the Board,
                              ------------------------------------------------
                              Chairman and Chief Executive Officer-Nationwide Insurance
                               ---------------------------------------------------------
                              Enterprise
                              ----------
                              Nationwide Properties, Ltd.
                              Nationwide Realty Investors, Ltd.

Robert A. Oakley              Executive Vice President-Chief Financial Officer
                              ------------------------------------------------
                              Nationwide Mutual Insurance Company
                              Nationwide Mutual Fire Insurance Company
                              Nationwide General Insurance Company
                              Nationwide Property and Casualty Insurance Company
                              Nationwide Life Insurance Company
                              Nationwide Life and Annuity Insurance Company
                              American Marine Underwriters, Inc.
                              Companies Agency, Inc.
                              Companies Agency of Alabama, Inc.
                              Companies Agency of Idaho, Inc.
                              Companies Agency of Illinois, Inc.
                              Companies Agency of Kentucky, Inc.
                              Companies Agency of Massachusetts, Inc.
                              Companies Agency of New York, Inc.
                              Companies Agency of Pennsylvania, Inc.
                              Companies Agency of Phoenix, Inc.
                              Countrywide Services Corporation
                              Employers Life Insurance Company of Wausau
                              National Casualty Company
                              National Premium and Benefit Administration Company
                              The Beak and Wire Corporation
                              Employers Insurance of Wausau A Mutual Company
                              Farmland Mutual Insurance Company
                              Nationwide Financial Institution Distributors Agency, Inc.
                              Lone Star General Agency, Inc.
                              Nationwide Agribusiness Insurance Company
                              Nationwide Communications Inc.
                              Nationwide Corporation
                              Nationwide Financial Services, Inc.
                              Nationwide Investment Services Corporation
                              Nationwide Investor Services, Inc.
                              Nationwide Insurance Enterprise Foundation
                              Nationwide Properties, Ltd.
                              Nationwide Realty Investors, Ltd.
                              NEA Valuebuilder Investor Services, Inc.


                                NEA Valuebuilder Investor Services of Arizona, Inc.
                                Colonial County Mutual Insurance Company
                                Pension Associates of Wausau, Inc.
                                Public Employees Benefit Services Corporation
                                Scottsdale Indemnity Company
                                Scottsdale Insurance Company
                                Scottsdale Surplus Lines Insurance Company
                                Wausau Business Insurance Company
                                Wausau General Insurance Company
                                Wausau Preferred Health Insurance Company
                                Wausau Service Corporation
                                Wausau Underwriters Insurance Company

                                Director, Chairman of the Board
                                -------------------------------
                                Neckura Holding Company
                                Neckura Insurance Company
                                Neckura Life Insurance Company

                                Executive Vice President-Chief Financial Officer and
                                ----------------------------------------------------
                                Director
                                --------
                                California Cash Management Company
                                Colonial Insurance Company of Wisconsin
                                Nationwide Cash Management Company
                                Nationwide Community Urban Redevelopment Corporation
                                Nationwide Global Holdings, Inc.
                                MRM Investments, Inc.
                                Nationwide Advisory Services, Inc.
                                Nationwide Indemnity Company

                                Executive Vice President
                                ------------------------
                                Companies Agency Insurance Services of California
                                Wausau International Underwriters

                                Director and Vice Chairman
                                --------------------------
                                Leben Direkt Insurance Company
                                Neckura General Insurance Company
                                Auto Direkt Insurance Company


                                Director
                                ---------
                                NWE, Inc..
                                Gates, McDonald & Company
                                GatesMcDonald Health Plus Inc.



Robert J. Woodward, Jr.         Executive Vice President-Chief Investment Officer
                                -------------------------------------------------
                                Nationwide Mutual Insurance Company
                                Nationwide Mutual Fire Insurance Company
                                Nationwide General Insurance Company
                                Nationwide Property and Casualty Insurance Company
                                Nationwide Life Insurance
                                Company Nationwide Life and
                                Annuity Insurance Company
                                Colonial County Mutual Insurance Company
                                Colonial Insurance Company of Wisconsin



                         Employers Insurance of Wausau A Mutual Company
                         Employers Life Insurance Company of Wausau
                         Farmland Mutual Insurance Company
                         Gates, McDonald & Company
                         GatesMcDonald Health Plus, Inc.
                         Lone Star General Agency, Inc.
                         National Casualty Company
                         Nationwide Financial Services, Inc.
                         Nationwide Agribusiness Insurance Company
                         Nationwide Corporation
                         Nationwide Insurance Enterprise Foundation
                         Nationwide Investment Services Corporation
                         Pension Associates of Wausau, Inc.
                         Public Employees Benefit Services Corporation
                         Scottsdale Indemnity Company
                         Scottsdale Insurance Company
                         Scottsdale Surplus Lines Insurance Company
                         Wausau Business Insurance Company
                         Wausau General Insurance Company
                         Wausau Preferred Health Insurance Company
                         Wausau Service Corporation
                         Wausau Underwriters Insurance Company

                         Vice Chairman and Director
                         ---------------------------
                         Nationwide Communications Inc.

                         Director
                         --------
                         Nationwide Global Holdings, Inc.

                         Member-Board of Managers and Vice Chairman
                         -------------------------------------------
                         Nationwide Properties, Ltd.
                         Nationwide Realty Investors, Ltd.

                         Director and President
                         ----------------------
                         California Cash Management Company
                         MRM Investments, Inc.
                         Nationwide Cash Management Company
                         Nationwide Community Urban Redevelopment Corporation
                         NWE, Inc.

                         Director, Executive Vice President-Chief Investment Officer
                         -----------------------------------------------------------
                         Nationwide Indemnity Company
                         Nationwide Advisory Services, Inc.

                         Vice Chairman and Director
                         --------------------------
                         Nationwide Communications Inc.

                         Director
                         --------
                         Nationwide Global Holdings, Inc.

                         Trustee and Vice Chairman
                         -------------------------
                         Nationwide Asset Allocation Trust
                         Nationwide Separate Account Trust


 James F. Laird, Jr.     Vice President and General Manager and Acting Treasurer
                         -------------------------------------------------------
                         Nationwide Advisory Services, Inc.

                         Vice President and General Manager and Acting Treasurer
                         -------------------------------------------------------
                         and Director
                         ------------
                         Nationwide Investors Services, Inc.

                         Treasurer
                         ---------
                         Nationwide Investing Foundation
                         Nationwide Separate Account Trust
                         Nationwide Investing Foundation II
                         Financial Horizons Investment Trust
                         Nationwide Asset Allocation Trust


Christopher A. Cray      Treasurer
                         --------
                         Nationwide Advisory Services, Inc.
                         Nationwide Investors Services, Inc.

                         Assistant Treasurer
                         -------------------
                         Nationwide Investing Foundation
                         Nationwide Separate Account Trust
                         Nationwide Investing Foundation II
                         Financial Horizons Investment Trust
                         Nationwide Asset Allocation Trust

W. Sidney Druen          Senior Vice President and General Counsel
                         -----------------------------------------
                         Nationwide Mutual Insurance Company
                         Nationwide Mutual Fire Insurance Company
                         Nationwide General Insurance Company
                         Nationwide Property and Casualty Insurance Company
                         Nationwide Life Insurance Company
                         Nationwide Life and Annuity Insurance Company
                         Nationwide Advisory Services, Inc.
                         Nationwide Investors Services, Inc.
                         Employers Insurance of Wausau A Mutual Company
                         Employers Life Insurance Company of Wausau
                         Wausau Business Insurance Company
                         Wausau General Insurance Company
                         Wausau Underwriters Insurance Company
                         Wausau Preferred Health Insurance Company
                         Wausau Service Corporation

                         Senior Vice President and General Counsel
                         -----------------------------------------
                         Affiliate Agency, Inc.
                         Affiliate Agency of Ohio, Inc.
                         American Marine Underwriters, Inc.
                         The Beak and Wire Corporation
                         California Cash Management Company
                         Colonial County Mutual Insurance Company
                         Colonial Insurance Company of California
                         Farmland Mutual Insurance Company

                         Nationwide Agribusiness Insurance Company
                         Nationwide Financial Services, Inc.
                         Nationwide Financial Institution Distributors Agency, Inc.
                         Financial Horizons Distributors Agency of Alabama, Inc.
                         Financial Horizons Distributors Agency of Ohio, Inc.
                         Financial Horizons Distributors Agency of Oklahoma, Inc.
                         Financial Horizons Securities Corporation
                         Gates, McDonald & Company
                         Gates, McDonald & Company of Nevada
                         Gates, McDonald & Company of New York, Inc.
                         GatesMcDonald Health Plus, Inc.
                         Landmark Financial Services of New York, Inc.
                         National Casualty Company
                         Nationwide Cash Management Company
                         Nationwide Communications Inc.
                         Nationwide Corporation
                         Nationwide Global Holdings, Inc.
                         Nationwide Investment Services Corporation
                         Companies Agency, Inc.
                         Companies Agency Insurance Services of California
                         Companies Agency of Alabama, Inc.
                         Companies Agency of Idaho, Inc.
                         Companies Agency of Illinois, Inc.
                         Companies Agency of Kentucky, Inc.
                         Companies Agency of Massachusetts, Inc.
                         Companies Agency of New York, Inc.
                         Companies Agency of Pennsylvania, Inc.
                         Companies Agency of Phoenix, Inc.
                         Countrywide Services Corporation
                         Lone Star General Agency Inc.
                         Nationwide Insurance Enterprise Foundation
                         Nationwide Indemnity Company
                         Nationwide Properties, Ltd.
                         Nationwide Realty Investors, Ltd.
                         NEA Valuebuilder Investor Services, Inc.
                         NEA Valuebuilder Investor Services of Alabama, Inc.
                         NEA Valuebuilder Investor Services of Arizona, Inc.
                         NEA Valuebuilder Investor Services of Montana, Inc.
                         NEA Valuebuilder Investor Services of Nevada, Inc.
                         NEA Valuebuilder Investor Services of Ohio, Inc.
                         NEA Valuebuilder Investor Services of Oklahoma, Inc.
                         NEA Valuebuilder Investor Services of Wyoming, Inc.
                         NEA Valuebuilder Services Insurance Agency, Inc.
                         MRM Investments, Inc.
                         NWE, Inc.
                         PEBSCO of Massachusetts Insurance Agency, Inc.
                         Pension Associates of Wausau, Inc.
                         Public Employees Benefit Services Corporation
                         Public Employees Benefit Services Corporation of Alabama
                         Public Employees Benefit Services Corporation of Arkansas
                         Public Employees Benefit Services Corporation of Montana
                         Public Employees Benefit Services Corporation of New Mexico
                         Scottsdale Indemnity Company
                         Scottsdale Insurance Company


                                           Scottsdale Surplus Lines Insurance Company
                                           Wausau International Underwriters

                                           Senior Vice President and General Counsel and Director
                                           ------------------------------------------------------
                                           Nationwide Community Urban Redevelopment Corporation

                                           General Counsel
                                           ---------------
                                           Nationwide Insurance Golf Charities, Inc.

Rae Mercer Pollina                         Secretary
                                           ---------
                                           Nationwide Advisory  Services, Inc.
                                           Nationwide Investors Services, Inc.
                                           Nationwide Investing Foundation
                                           Nationwide Separate Account Trust
                                           Nationwide Investing Foundation II
                                           Financial Horizons Investment Trust
                                           Nationwide Asset Allocation Trust


Peter J. Neckermann                        Vice President - Economic and Investment Services
                                           -------------------------------------------------
                                           Nationwide Mutual Insurance Company
                                           Nationwide Mutual Fire Insurance Company
                                           Nationwide General Insurance Company
                                           Nationwide Property and Casualty Insurance Company
                                           Nationwide Life Insurance Company
                                           Nationwide Life and Annuity Insurance Company
                                           Nationwide Indemnity Company

                                           Vice President
                                           --------------
                                           Nationwide Advisory Services, Inc.

                                           Director
                                           --------
                                           Leben Direkt Insurance Company
                                           Nationwide Investors Services, Inc.
                                           Neckura Holding Company

                                           Assistant Treasurer
                                           -------------------
                                           Financial Horizons Investment Trust
                                           National Casualty Company
                                           National Premium and Benefit Administration Company
                                           Nationwide Investing Foundation
                                           Nationwide Investing Foundation II
                                           Nationwide Separate Account Trust
                                           Nationwide Asset Allocation Trust


Edwin P. McCausland, Jr.                   Vice President-Fixed Income Securities
                                           ---------------------------------------
                                           Nationwide Mutual Insurance Company
                                           Nationwide Mutual Fire Insurance Company
                                           Nationwide General Insurance Company
                                           Nationwide Property and Casualty Insurance Company
                                           Nationwide Life Insurance Company
                                           Nationwide Life and Annuity Insurance Company
                                           California Cash Management Company


                                     Colonial Insurance Company of Wisconsin
                                     Employers Insurance of Wausau A Mutual Company
                                     Employers Life Insurance Company of Wausau
                                     Farmland Mutual Insurance Company
                                     Financial Horizons Investment Trust
                                     Gates, McDonald & Company
                                     GatesMcDonald Health Plus, Inc.
                                     National Casualty Company
                                     Nationwide Agribusiness Insurance Company
                                     Nationwide Cash Management Company
                                     Nationwide Indemnity Company
                                     Nationwide Insurance Enterprise Foundation
                                     Scottsdale Indemnity Company
                                     Scottsdale Insurance Company
                                     Scottsdale Surplus Lines Insurance Company
                                     Wausau Business Insurance Company
                                     Wausau General Insurance Company
                                     Wausau Preferred Health Insurance Company
                                     Wausau Service Corporation
                                     Wausau Underwriters Insurance Company

                                     Vice President-Fixed Income
                                     ---------------------------
                                     Nationwide Advisory Services, Inc.

                                     Assistant Treasurer
                                     ------------------
                                     Nationwide Asset Allocation Trust
                                     Nationwide Investing Foundation
                                     Nationwide Investing Foundation II
                                     Nationwide Separate Account Trust



Joseph P. Rath                       Vice President-Product and Market Compliance
                                     --------------------------------------------
                                     Nationwide Mutual Insurance Company
                                     Nationwide Mutual Fire Insurance Company
                                     Nationwide Property and Casualty Insurance Company
                                     Nationwide Life Insurance Company
                                     Nationwide Life and Annuity Insurance Company

                                     Vice President-Compliance
                                     -------------------------
                                     Nationwide Advisory Services, Inc.
                                     Nationwide Investment Services Corporation

                                     Vice President-Chief Compliance Officer
                                     ---------------------------------------
                                     Nationwide Financial Services, Inc.


William G. Goslee                    Vice President
                                     ---------------
                                     Nationwide Advisory Services, Inc.

                                     Assistant Treasurer
                                     -------------------
                                     Nationwide Asset Allocation Trust

Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

      Farmland Mutual Insurance Company
      Nationwide Agribusiness Insurance Company
      1963 Bell Avenue
      Des Moines, Iowa 50315-1000

      Colonial Insurance Company of Wisconsin
      3455 Mill Run Drive,  5th Floor
      Hilliard, Ohio   43026

      Employers Insurance of Wausau A Mutual Company
      2000 Westwood Drive
      Wausau, Wisconsin 54401-7881

      Scottsdale Insurance Company
      8877 North Gainey Center Drive
      P.O. Box 4110
      Scottsdale, Arizona 85261-4110

      National Casualty Company
      8877 North Gainey Center Drive
      P.O. Box 4110
      Scottsdale, Arizona 85261-4110


      Lone Star General Agency, Inc.
      P.O. Box 14700
      Austin, Texas 78761

      Auto Direkt Insurance Company
      Columbus Insurance Brokerage and Service, GMBH
      Leben Direkt Insurance Company
      Neckura General Insurance Company
      Neckura Holding Company
      Neckura Insurance Company
      Neckura Life Insurance Company
      John E. Fisher Str. 1
      61440 Oberursel/Ts.
      Germany

      Public Employees Benefit Services Corporation
      Two Nationwide Plaza
      Columbus, Ohio 43215

      Nationwide Advisory Services, Inc.
      Nationwide Investors Services, Inc.
      Three Nationwide Plaza,  Columbus, Ohio 43215

ITEM 29. PRINCIPAL UNDERWRITERS
         (a)  See Item 28 above.
         (b)  Nationwide Advisory Services, Inc.




                                                           Position with                    Position
            Name                  Business Address          Underwriter                  with Registrant
            ----                  ----------------          -----------                  ---------------
Dimon R. McFerson             One Nationwide Plaza       Chairman and CEO                Chairman of Board of
                              Columbus  OH 43215                                         Trustees

Joseph J. Gasper              One Nationwide Plaza       President and Director          Vice Chairman of
                              Columbus  OH 43215                                         Board of Trustees

Gordon E. McCuthan            One Nationwide Plaza       Exec. VP - Law and              N/A
                              Columbus  OH 43215         Corporate Services and
                                                         Director

Robert A. Oakley              One Nationwide Plaza       Exec. VP - Chief Financial      N/A
                              Columbus  OH 43215         Officer and Director

Robert J. Woodward, Jr.       One Nationwide Plaza       Exec. VP - Chief Investment     Trustee
                              Columbus  OH 43215         Officer and Director

William S. Druen              One Nationwide Plaza       Sr. VP and General Counsel      N/A
                              Columbus  OH 43215         and Assistant Secretary

James F. Laird, Jr.           Three Nationwide Plaza     VP - General Manager            Treasurer
                              Columbus OH 43215

Edwin P. McCausland           One Nationwide Plaza       VP - Fixed Income               Assistant Treasurer
                              Columbus  OH 43215

Joseph P. Rath                One Nationwide Plaza       VP - Compliance                 N/A
                              Columbus  OH 43215

Peter J. Neckermann           One Nationwide Plaza       Vice President                  Assistant Treasurer
                              Columbus  OH 43215

William G. Goslee             One Nationwide Plaza       Vice President                  N/A
                              Columbus  OH 43215

Christopher A. Cray           Three Nationwide Plaza     Treasurer                       Assistant Treasurer
                              Columbus OH 43215

Rae M. Pollina                Three Nationwide Plaza     Secretary                       N/A
                              Columbus OH 43215

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
         Christopher A. Cray
         Nationwide Advisory Services, Inc.
         Three Nationwide Plaza
         Columbus, OH 43215

ITEM 31. MANAGEMENT SERVICES
         Not applicable.

Item 32. UNDERTAKINGS

         (1) The Trust undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months of the effective date of the Registrant's Registration Statement.

         (2) The Trust undertakes to hold a shareholder meeting, if requested to do so by the shareholders of at least 10% of the Trust's outstanding shares, to call a meeting of shareholders for the purpose of voting upon removal of a trustee or trustees and to assist shareholders in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

                                   SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 3 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and State of Ohio, on this 15th day of January, 1998

                                        NATIONWIDE ASSET ALLOCATION TRUST


                                        By: /s/ James F. Laird, Jr.
                                           --------------------------------
                                            James F. Laird, Jr., Treasurer


  PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THIS PRE-EFFECTIVE AMENDMENT NO. 3 THE REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED ON THE 15TH DAY OF JANUARY, 1998.

Signature & Title
-----------------

Principal Executive Officer
/s/ Joseph J. Gasper*
-------------------------------------------
Joseph J. Gasper, Trustee & Chairman


Principal Accounting and Financial Officer
/s/ James F. Laird, Jr.
-------------------------------------------
James F. Laird, Jr., Treasurer


/s/ John C. Bryant*
-------------------------------------------
John C. Bryant, Trustee

/s/ Sue A. Doody *
-------------------------------------------
Sue A. Doody, Trustee

/s/ Robert M. Duncan*
-------------------------------------------
Robert M. Duncan, Trustee

/s/ Thomas J. Kerr, IV*
-------------------------------------------
Thomas J. Kerr, IV, Trustee

/s/ Douglas F. Kridler*
-------------------------------------------
Douglas F. Kridler, Trustee

/s/ Robert J. Woodward, Jr.*
-------------------------------------------
Robert J. Woodward, Jr., Trustee

*    By: /s/ James F. Laird
         -------------------------------------------
         James F. Laird, Jr., Attorney-In-Fact